Investment Risks	Oct. 31, 2025
abrdn Funds | abrdn Dynamic Dividend Fund | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	If the value of the Fund’s investments decreases, you may lose money.
abrdn Funds | abrdn Dynamic Dividend Fund | Qualified Dividend Tax Risk
Prospectus [Line Items]
Risk [Text Block]	Qualified Dividend Tax Risk – Favorable U.S. federal tax treatment of Fund distributions may be adversely affected, changed or repealed by future changes in tax laws.
abrdn Funds | abrdn Dynamic Dividend Fund | Emerging Markets Risk
Prospectus [Line Items]
Risk [Text Block]
Emerging Markets Risk – Emerging markets are countries generally considered to be relatively less developed or industrialized, and investments in emerging markets countries are subject to a magnification of the risks that apply to foreign investments. These risks are greater for securities of companies in emerging market countries because the countries may have less stable governments, more volatile currencies and less established markets (see “Foreign Securities Risk” above).

abrdn Funds | abrdn Dynamic Dividend Fund | Dividend Strategy Risk
Prospectus [Line Items]
Risk [Text Block]
Dividend Strategy Risk – There is no guarantee that the issuers of the stocks held by the Fund will declare dividends in the future or that, if dividends are declared, they will remain at their current levels or increase over time. The Fund’s emphasis on dividend paying stocks could cause the Fund to underperform similar funds that invest without consideration of a company’s track record of paying dividends or ability to pay dividends in the future. Dividend-paying stocks may not participate in a broad market advance to the same degree as other stocks, and a sharp rise in interest rates or economic downturn could cause a company to unexpectedly reduce or eliminate its dividend.

abrdn Funds | abrdn Dynamic Dividend Fund | Issuer Risk
Prospectus [Line Items]
Risk [Text Block]	Issuer Risk – The value of a security may decline for reasons directly related to the issuer, such as management performance, financial leverage and reduced demand for the issuer’s goods or services.
abrdn Funds | abrdn Dynamic Dividend Fund | Equity Securities Risk
Prospectus [Line Items]
Risk [Text Block]
Equity Securities Risk – The stock or other security of a company may not perform as well as expected, and may decrease in value, because of factors related to the company (such as poorer than expected earnings or certain management decisions), to the industry in which the company is engaged (such as a reduction in the demand for products or services in a particular industry), or to the market as a whole (such as periods of market volatility or instability, or general and prolonged periods of economic decline).

abrdn Funds | abrdn Dynamic Dividend Fund | Foreign Currency Exposure Risk
Prospectus [Line Items]
Risk [Text Block]
Foreign Currency Exposure Risk – The value of foreign currencies relative to the U.S. Dollar fluctuates in response to market, economic, political, regulatory, geopolitical or other conditions. A decline in the value of a foreign currency versus the U.S. Dollar reduces the value in U.S. Dollars of investments denominated in that foreign currency. This risk may impact the Fund more greatly to the extent the Fund does not hedge its currency risk, or hedging techniques used by the Adviser are unsuccessful.

abrdn Funds | abrdn Dynamic Dividend Fund | Foreign Securities Risk
Prospectus [Line Items]
Risk [Text Block]
Foreign Securities Risk – Foreign countries in which the Fund may invest may have markets that are less liquid, less regulated and more volatile than U.S. markets. The value of the Fund’s investments may decline because of factors such as unfavorable or unsuccessful government actions, reduction of government or central bank support and political or financial instability. To the extent the Fund focuses its investments in a single country or only a few countries in a particular geographic region, economic, political, regulatory or other conditions affecting such country or region may have a greater impact on Fund performance relative to a more geographically diversified fund.

abrdn Funds | abrdn Dynamic Dividend Fund | Mid-Cap Securities Risk
Prospectus [Line Items]
Risk [Text Block]	Mid-Cap Securities Risk – Securities of medium-sized companies tend to be more volatile and less liquid than securities of larger companies.
abrdn Funds | abrdn Dynamic Dividend Fund | Sector Risk
Prospectus [Line Items]
Risk [Text Block]
Sector Risk – To the extent that the Fund has a significant portion of its assets invested in securities of companies conducting business in a broadly related group of industries within an economic sector, the Fund may be more vulnerable to unfavorable developments in that economic sector than funds that invest more broadly.
Information Technology Sector Risk. To the extent that the information technology sector represents a significant portion of the Fund, the Fund will be sensitive to changes in, and its performance may depend to a greater extent on, factors impacting this sector. Information technology companies face intense competition, both domestically and internationally, which may have an adverse effect on their profit margins. Like other technology companies, information technology companies may have limited product lines, markets, financial resources or personnel. The products of information technology companies may face obsolescence due to rapid technological developments, frequent new product introduction, unpredictable changes in growth rates and competition for the services of qualified personnel. Companies in the information technology sector are heavily dependent on patent and intellectual property rights. The loss or impairment of these rights may adversely affect the profitability of these companies.

abrdn Funds | abrdn Dynamic Dividend Fund | Small-Cap Securities Risk
Prospectus [Line Items]
Risk [Text Block]
Small-Cap Securities Risk – Securities of smaller companies are usually less stable in price and less liquid than those of larger, more established companies. Therefore, they generally involve greater risk. Small-cap companies may have limited product lines or markets, be less financially secure than larger companies, or depend on a small number of key personnel. If adverse developments occur, such as due to management changes or product failure, the Fund’s investment in a small-cap company may lose substantial value.

abrdn Funds | abrdn Dynamic Dividend Fund | Market Risk
Prospectus [Line Items]
Risk [Text Block]	Market Risk – Deteriorating market conditions might cause a general weakness in the market that reduces the prices, or yield, of securities in those markets in which the Fund invests.
abrdn Funds | abrdn Dynamic Dividend Fund | Active Management Risk
Prospectus [Line Items]
Risk [Text Block]
Active Management Risk – The Fund is subject to the risk that the Adviser or Sub-adviser may make poor security selections. The Adviser or Sub-adviser and their portfolio managers apply their own investment techniques and risk analyses in making investment decisions for the Fund and there can be no guarantee that these decisions will achieve the desired results for the Fund. In addition, the Adviser or the Sub-adviser may select securities that underperform the relevant market or other funds with similar investment objectives and strategies.

abrdn Funds | abrdn Dynamic Dividend Fund | Cybersecurity Risk
Prospectus [Line Items]
Risk [Text Block]
Cybersecurity Risk – Cybersecurity incidents may allow an unauthorized party to gain access to Fund assets, customer data (including private shareholder information), or proprietary information, or cause the Fund, the Adviser and/or its service providers (including, but not limited to, Fund accountants, custodians, sub-custodians, transfer agents and financial intermediaries) to suffer data breaches, data corruption or lose operational functionality.

abrdn Funds | abrdn Dynamic Dividend Fund | ESG Integration Risk
Prospectus [Line Items]
Risk [Text Block]
ESG Integration Risk – To the extent ESG factors are used to evaluate investments, the consideration of such factors may adversely affect the Fund’s performance. Not every ESG factor may be identified or evaluated for every investment. ESG characteristics are not the only factors considered and, as a result, the issuers in which the Fund invests may not be issuers with favorable ESG characteristics or high ESG ratings. The application of ESG factors may result in the Fund performing differently than its benchmark index and other funds in its peer group that do not consider ESG factors or consider different ESG  factors.

abrdn Funds | abrdn Dynamic Dividend Fund | Portfolio Turnover Risk
Prospectus [Line Items]
Risk [Text Block]
Portfolio Turnover Risk – The Fund may engage in active and frequent trading of portfolio securities to achieve its investment objective. High portfolio turnover may result in greater transaction costs which may reduce Fund performance. The sale of Fund portfolio securities may also result in greater realization and/or distribution to shareholders of gains or losses as compared to a fund with less active trading, which may include short-term gains taxable at ordinary income tax rates.

abrdn Funds | abrdn Dynamic Dividend Fund | Valuation Risk
Prospectus [Line Items]
Risk [Text Block]
Valuation Risk – The price that the Fund could receive upon the sale of any particular portfolio investment may differ from the Fund’s valuation of the investment, particularly for securities that trade in thin or volatile markets or that are valued using a fair valuation methodology or a price provided by an independent pricing service. As a result, the price received upon the sale of an investment may be less than the value ascribed by the Fund, and the Fund could realize a greater than expected loss or lesser than expected gain upon the sale of the investment. The Fund’s ability to value its investments may also be impacted by technological issues and/or errors by pricing services or other third-party service providers.

abrdn Funds | abrdn Emerging Markets ex-China Fund
Prospectus [Line Items]
Risk [Text Block]
Small-Cap Securities Risk – Securities of smaller companies are usually less stable in price and less liquid than those of larger, more established companies. Therefore, they generally involve greater risk. Small-cap companies may have limited product lines or markets, be less financially secure than larger companies, or depend on a small number of key personnel. If adverse developments occur, such as due to management changes or product failure, the Fund’s investment in a small-cap company may lose substantial value.

abrdn Funds | abrdn Emerging Markets ex-China Fund | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	If the value of the Fund’s investments decreases, you may lose money.
abrdn Funds | abrdn Emerging Markets ex-China Fund | Emerging Markets Risk
Prospectus [Line Items]
Risk [Text Block]
Emerging Markets Risk – Emerging markets are countries generally considered to be relatively less developed or industrialized, and investments in emerging markets countries are subject to a magnification of the risks that apply to foreign investments. These risks are greater for securities of companies in emerging market countries because the countries may have less stable governments, more volatile currencies and less established markets (see “Foreign Securities Risk” below).
India Risk. The value of the Fund’s assets may be adversely affected by political, economic, social and religious factors, changes in Indian law or regulations and the status of India’s relations with other countries. In addition, the economy of India may differ favorably or unfavorably from the U.S. economy in such respects as the rate of growth of gross domestic product, the rate of inflation, capital reinvestment, resource self-sufficiency and balance of payments position. The Indian government has exercised and continues to exercise significant influence over many aspects of the economy, and the number of public sector enterprises in India is substantial. Accordingly, Indian government actions in the future could have a significant effect on the Indian economy, which could affect private sector companies and the Fund, market conditions, and prices and yields of securities in the Fund’s portfolio.
Taiwan Risk. Including risks associated with investing in emerging markets, the Fund’s investment in or exposure to Taiwan is also subject to risks associated with, among other things, currency fluctuations, commodity shortages, less liquidity, expropriation, confiscatory taxation, nationalization and exchange control regulations (including currency blockage). Inflation and rapid fluctuations in inflation and interest rates have had, and may continue to have, negative effects on the economy and securities markets of Taiwan. In addition, investments in Taiwan could be adversely affected by political and economic relationship with China.

abrdn Funds | abrdn Emerging Markets ex-China Fund | Issuer Risk
Prospectus [Line Items]
Risk [Text Block]	Issuer Risk – The value of a security may decline for reasons directly related to the issuer, such as management performance, financial leverage and reduced demand for the issuer’s goods or services.
abrdn Funds | abrdn Emerging Markets ex-China Fund | Equity Securities Risk
Prospectus [Line Items]
Risk [Text Block]
Equity Securities Risk – The stock or other security of a company may not perform as well as expected, and may decrease in value, because of factors related to the company (such as poorer than expected earnings or certain management decisions), to the industry in which the company is engaged (such as a reduction in the demand for products or services in a particular industry), or to the market as a whole (such as periods of market volatility or instability, or general and prolonged periods of economic decline).

abrdn Funds | abrdn Emerging Markets ex-China Fund | Foreign Currency Exposure Risk
Prospectus [Line Items]
Risk [Text Block]
Foreign Currency Exposure Risk – The value of foreign currencies relative to the U.S. Dollar fluctuates in response to market, economic, political, regulatory, geopolitical or other conditions. A decline in the value of a foreign currency versus the U.S. Dollar reduces the value in U.S. Dollars of investments denominated in that foreign currency. This risk may impact the Fund more greatly to the extent the Fund does not hedge its currency risk, or hedging techniques used by the Adviser are unsuccessful.

abrdn Funds | abrdn Emerging Markets ex-China Fund | Foreign Securities Risk
Prospectus [Line Items]
Risk [Text Block]
Foreign Securities Risk – Foreign countries in which the Fund may invest may have markets that are less liquid, less regulated and more volatile than U.S. markets. The value of the Fund’s investments may decline because of factors such as unfavorable or unsuccessful government actions, reduction of government or central bank support and political or financial instability. To the extent the Fund focuses its investments in a single country or only a few countries in a particular geographic region, economic, political, regulatory or other conditions affecting such country or region may have a greater impact on Fund performance relative to a more geographically diversified fund.

abrdn Funds | abrdn Emerging Markets ex-China Fund | Mid-Cap Securities Risk
Prospectus [Line Items]
Risk [Text Block]	Mid-Cap Securities Risk – Securities of medium-sized companies tend to be more volatile and less liquid than securities of larger companies.
abrdn Funds | abrdn Emerging Markets ex-China Fund | Sector Risk
Prospectus [Line Items]
Risk [Text Block]
Sector Risk – To the extent that the Fund has a significant portion of its assets invested in securities of companies conducting business in a broadly related group of industries within an economic sector, the Fund may be more vulnerable to unfavorable developments in that economic sector than funds that invest more broadly.
Information Technology Sector Risk. To the extent that the information technology sector represents a significant portion of the Fund, the Fund will be sensitive to changes in, and its performance may depend to a greater extent on, factors impacting this sector. Information technology companies face intense competition, both domestically and internationally, which may have an adverse effect on their profit margins. Like other technology companies, information technology companies may have limited product lines, markets, financial resources or personnel. The products of information technology companies may face obsolescence due to rapid technological developments, frequent new product introduction, unpredictable changes in growth rates and competition for the services of qualified personnel. Companies in the information technology sector are heavily dependent on patent and intellectual property rights. The loss or impairment of these rights may adversely affect the profitability of these companies.
Financials Sector Risk. To the extent that the financials sector represents a significant portion of the Fund’s portfolio, the Fund will be sensitive to changes in, and its performance may depend to a greater extent on, factors impacting this sector. Performance of companies in the financials sector may be adversely impacted by many factors, including, among others, government regulations, economic conditions, credit rating downgrades, changes in interest rates, decreased liquidity in credit markets as well as cyber-attacks.

abrdn Funds | abrdn Emerging Markets ex-China Fund | Market Risk
Prospectus [Line Items]
Risk [Text Block]	Market Risk – Deteriorating market conditions might cause a general weakness in the market that reduces the prices, or yield, of securities in those markets in which the Fund invests.
abrdn Funds | abrdn Emerging Markets ex-China Fund | Active Management Risk
Prospectus [Line Items]
Risk [Text Block]
Active Management Risk – The Fund is subject to the risk that the Adviser or Sub-adviser may make poor security selections. The Adviser or Sub-adviser and their portfolio managers apply their own investment techniques and risk analyses in making investment decisions for the Fund and there can be no guarantee that these decisions will achieve the desired results for the Fund. In addition, the Adviser or the Sub-adviser may select securities that underperform the relevant market or other funds with similar investment objectives and strategies.

abrdn Funds | abrdn Emerging Markets ex-China Fund | Cybersecurity Risk
Prospectus [Line Items]
Risk [Text Block]
Cybersecurity Risk – Cybersecurity incidents may allow an unauthorized party to gain access to Fund assets, customer data (including private shareholder information), or proprietary information, or cause the Fund, the Adviser and/or its service providers (including, but not limited to, Fund accountants, custodians, sub-custodians, transfer agents and financial intermediaries) to suffer data breaches, data corruption or lose operational functionality.

abrdn Funds | abrdn Emerging Markets ex-China Fund | ESG Integration Risk
Prospectus [Line Items]
Risk [Text Block]
ESG Integration Risk – To the extent ESG factors are used to evaluate investments, the consideration of such factors may adversely affect the Fund’s performance. Not every ESG factor may be identified or evaluated for every investment. ESG characteristics are not the only factors considered and, as a result, the issuers in which the Fund invests may not be issuers with favorable ESG characteristics or high ESG ratings. The application of ESG factors may result in the Fund performing differently than its benchmark index and other funds in its peer group that do not consider ESG factors or consider different ESG  factors.

abrdn Funds | abrdn Emerging Markets ex-China Fund | Valuation Risk
Prospectus [Line Items]
Risk [Text Block]
Valuation Risk – The price that the Fund could receive upon the sale of any particular portfolio investment may differ from the Fund’s valuation of the investment, particularly for securities that trade in thin or volatile markets or that are valued using a fair valuation methodology or a price provided by an independent pricing service. As a result, the price received upon the sale of an investment may be less than the value ascribed by the Fund, and the Fund could realize a greater than expected loss or lesser than expected gain upon the sale of the investment. The Fund’s ability to value its investments may also be impacted by technological issues and/or errors by pricing services or other third-party service providers.

abrdn Funds | abrdn Emerging Markets Fund | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	If the value of the Fund’s investments decreases, you may lose money.
abrdn Funds | abrdn Emerging Markets Fund | Emerging Markets Risk
Prospectus [Line Items]
Risk [Text Block]
Emerging Markets Risk – Emerging markets are countries generally considered to be relatively less developed or industrialized, and investments in emerging markets countries are subject to a magnification of the risks that apply to foreign investments. These risks are greater for securities of companies in emerging market countries because the countries may have less stable governments, more volatile currencies and less established markets (see “Foreign Securities Risk” below).
China Risk. Significant exposure to China and Hong Kong securities subjects the Fund to additional risks, and may make it significantly more volatile than more geographically diverse mutual funds. Additional risks associated with investments in China and Hong Kong include exposure to currency fluctuations, less liquidity, expropriation, confiscatory taxation, nationalization, exchange control regulations (including currency blockage), trading halts, imposition of tariffs, limitations on repatriation and differing legal standards. Any spread of an infectious illness, public health threat or similar issue could reduce consumer demand or economic output, result in market closures, travel restrictions or quarantines, and generally have a significant impact on the Chinese economy, which in turn could adversely affect the Fund’s investments.
Shanghai-Hong Kong and Shenzhen-Hong Kong Stock Connect Risk. Investing in China A shares through Stock Connect involves various considerations and risks, including, but not limited to, illiquidity risk; currency risk; greater price volatility; legal and regulatory uncertainty risk; execution risk; operational risk; tax risk; credit risk; and economic, social and political instability of the stock market in the People’s Republic of China.
Taiwan Risk. Including risks associated with investing in emerging markets, the Fund’s investment in or exposure to Taiwan is also subject to risks associated with, among other things, currency fluctuations, commodity shortages, less liquidity, expropriation, confiscatory taxation, nationalization and exchange control regulations (including currency blockage). Inflation and rapid fluctuations in inflation and interest rates have had, and may continue to have, negative effects on the economy and securities markets of Taiwan. In addition, investments in Taiwan could be adversely affected by political and economic relationship with China.

abrdn Funds | abrdn Emerging Markets Fund | Impact of Large Redemptions and Purchases of Fund Shares
Prospectus [Line Items]
Risk [Text Block]
Impact of Large Redemptions and Purchases of Fund Shares – Occasionally, shareholders may make large redemptions or purchases of Fund shares, which may cause the Fund to have to sell securities or invest additional cash. These transactions may adversely affect the Fund’s performance and increase transaction costs. In addition, large redemption requests may exceed the cash balance of the Fund and result in credit line borrowing fees and/or overdraft charges to the Fund until the sales of portfolio securities necessary to cover the redemption request settle.

abrdn Funds | abrdn Emerging Markets Fund | Issuer Risk
Prospectus [Line Items]
Risk [Text Block]	Issuer Risk – The value of a security may decline for reasons directly related to the issuer, such as management performance, financial leverage and reduced demand for the issuer’s goods or services.
abrdn Funds | abrdn Emerging Markets Fund | Equity Securities Risk
Prospectus [Line Items]
Risk [Text Block]
Equity Securities Risk – The stock or other security of a company may not perform as well as expected, and may decrease in value, because of factors related to the company (such as poorer than expected earnings or certain management decisions), to the industry in which the company is engaged (such as a reduction in the demand for products or services in a particular industry), or to the market as a whole (such as periods of market volatility or instability, or general and prolonged periods of economic decline).

abrdn Funds | abrdn Emerging Markets Fund | Foreign Currency Exposure Risk
Prospectus [Line Items]
Risk [Text Block]
Foreign Currency Exposure Risk – The value of foreign currencies relative to the U.S. Dollar fluctuates in response to market, economic, political, regulatory, geopolitical or other conditions. A decline in the value of a foreign currency versus the U.S. Dollar reduces the value in U.S. Dollars of investments denominated in that foreign currency. This risk may impact the Fund more greatly to the extent the Fund does not hedge its currency risk, or hedging techniques used by the Adviser are unsuccessful.

abrdn Funds | abrdn Emerging Markets Fund | Foreign Securities Risk
Prospectus [Line Items]
Risk [Text Block]
Foreign Securities Risk – Foreign countries in which the Fund may invest may have markets that are less liquid, less regulated and more volatile than U.S. markets. The value of the Fund’s investments may decline because of factors such as unfavorable or unsuccessful government actions, reduction of government or central bank support and political or financial instability. To the extent the Fund focuses its investments in a single country or only a few countries in a particular geographic region, economic, political, regulatory or other conditions affecting such country or region may have a greater impact on Fund performance relative to a more geographically diversified fund.

abrdn Funds | abrdn Emerging Markets Fund | Mid-Cap Securities Risk
Prospectus [Line Items]
Risk [Text Block]	Mid-Cap Securities Risk – Securities of medium-sized companies tend to be more volatile and less liquid than securities of larger companies.
abrdn Funds | abrdn Emerging Markets Fund | Sector Risk
Prospectus [Line Items]
Risk [Text Block]
Sector Risk – To the extent that the Fund has a significant portion of its assets invested in securities of companies conducting business in a broadly related group of industries within an economic sector, the Fund may be more vulnerable to unfavorable developments in that economic sector than funds that invest more broadly.
Financials Sector Risk. To the extent that the financials sector represents a significant portion of the Fund’s portfolio, the Fund will be sensitive to changes in, and its performance may depend to a greater extent on, factors impacting this sector. Performance of companies in the financials sector may be adversely impacted by many factors, including, among others, government regulations, economic conditions, credit rating downgrades, changes in interest rates, decreased liquidity in credit markets as well as cyber-attacks.
Information Technology Sector Risk. To the extent that the information technology sector represents a significant portion of the Fund, the Fund will be sensitive to changes in, and its performance may depend to a greater extent on, factors impacting this sector. Information technology companies face intense competition, both domestically and internationally, which may have an adverse effect on their profit margins. Like other technology companies, information technology companies may have limited product lines, markets, financial resources or personnel. The products of information technology companies may face obsolescence due to rapid technological developments, frequent new product introduction, unpredictable changes in growth rates and competition for the services of qualified personnel. Companies in the information technology sector are heavily dependent on patent and intellectual property rights. The loss or impairment of these rights may adversely affect the profitability of these companies.

abrdn Funds | abrdn Emerging Markets Fund | Small-Cap Securities Risk
Prospectus [Line Items]
Risk [Text Block]
Small-Cap Securities Risk – Securities of smaller companies are usually less stable in price and less liquid than those of larger, more established companies. Therefore, they generally involve greater risk. Small-cap companies may have limited product lines or markets, be less financially secure than larger companies, or depend on a small number of key personnel. If adverse developments occur, such as due to management changes or product failure, the Fund’s investment in a small-cap company may lose substantial value.

abrdn Funds | abrdn Emerging Markets Fund | Market Risk
Prospectus [Line Items]
Risk [Text Block]	Market Risk – Deteriorating market conditions might cause a general weakness in the market that reduces the prices, or yield, of securities in those markets in which the Fund invests.
abrdn Funds | abrdn Emerging Markets Fund | Active Management Risk
Prospectus [Line Items]
Risk [Text Block]
Active Management Risk – The Fund is subject to the risk that the Adviser or Sub-advisers may make poor security selections. The Adviser or Sub-advisers and their portfolio managers apply their own investment techniques and risk analyses in making investment decisions for the Fund and there can be no guarantee that these decisions will achieve the desired results for the Fund. In addition, the Adviser or the Sub-advisers may select securities that underperform the relevant market or other funds with similar investment objectives and strategies.

abrdn Funds | abrdn Emerging Markets Fund | Cybersecurity Risk
Prospectus [Line Items]
Risk [Text Block]
Cybersecurity Risk – Cybersecurity incidents may allow an unauthorized party to gain access to Fund assets, customer data (including private shareholder information), or proprietary information, or cause the Fund, the Adviser and/or its service providers (including, but not limited to, Fund accountants, custodians, sub-custodians, transfer agents and financial intermediaries) to suffer data breaches, data corruption or lose operational functionality.

abrdn Funds | abrdn Emerging Markets Fund | ESG Integration Risk
Prospectus [Line Items]
Risk [Text Block]
ESG Integration Risk – To the extent ESG factors are used to evaluate investments, the consideration of such factors may adversely affect the Fund’s performance. Not every ESG factor may be identified or evaluated for every investment. ESG characteristics are not the only factors considered and, as a result, the issuers in which the Fund invests may not be issuers with favorable ESG characteristics or high ESG ratings. The application of ESG factors may result in the Fund performing differently than its benchmark index and other funds in its peer group that do not consider ESG factors or consider different ESG  factors.

abrdn Funds | abrdn Emerging Markets Fund | Valuation Risk
Prospectus [Line Items]
Risk [Text Block]
Valuation Risk – The price that the Fund could receive upon the sale of any particular portfolio investment may differ from the Fund’s valuation of the investment, particularly for securities that trade in thin or volatile markets or that are valued using a fair valuation methodology or a price provided by an independent pricing service. As a result, the price received upon the sale of an investment may be less than the value ascribed by the Fund, and the Fund could realize a greater than expected loss or lesser than expected gain upon the sale of the investment. The Fund’s ability to value its investments may also be impacted by technological issues and/or errors by pricing services or other third-party service providers.

abrdn Funds | abrdn Global Infrastructure Fund | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	If the value of the Fund’s investments decreases, you may lose money.
abrdn Funds | abrdn Global Infrastructure Fund | Infrastructure-Related Investments Risk
Prospectus [Line Items]
Risk [Text Block]
Infrastructure-Related Investments Risk – Because the Fund concentrates its investments in infrastructure-related entities, the Fund has greater exposure to the potential adverse economic, regulatory, political and other changes affecting such entities. Infrastructure related entities are subject to a variety of factors that may adversely affect their business or operations, including high interest costs in connection with capital construction programs, costs associated with environmental and other regulations, the effects of economic slowdown and surplus capacity, increased competition from other providers of services, uncertainties concerning the availability of fuel at reasonable prices, the effects of energy conservation policies and other factors. Additionally, infrastructure-related entities may be subject to regulation by various governmental authorities and may also be affected by governmental regulation of rates charged to customers, service interruption due to environmental, operational or other mishaps, the imposition of special tariffs and changes in tax laws, regulatory policies and accounting standards.

abrdn Funds | abrdn Global Infrastructure Fund | Emerging Markets Risk
Prospectus [Line Items]
Risk [Text Block]
Emerging Markets Risk – Emerging markets are countries generally considered to be relatively less developed or industrialized, and investments in emerging markets countries are subject to a magnification of the risks that apply to foreign investments. These risks are greater for securities of companies in emerging market countries because the countries may have less stable governments, more volatile currencies and less established markets (see “Foreign Securities Risk” above).

abrdn Funds | abrdn Global Infrastructure Fund | REIT and Real Estate Risk
Prospectus [Line Items]
Risk [Text Block]
REIT and Real Estate Risk – Investment in REITs and real estate involves the risks that are associated with direct ownership of real estate and with the real estate industry in general. These risks include: declines in the value of real estate; risks related to local economic conditions, overbuilding and increased competition; increases in property taxes and operating expenses; changes in zoning laws; casualty or condemnation losses; variations in rental income, neighborhood values or the appeal of properties to tenants; changes in interest rates and changes in general economic and market conditions. REITs’ share prices may decline because of adverse developments affecting the real estate industry including changes in interest rates. The returns from REITs may trail returns from the overall market. Additionally, there is always a risk that a given REIT will fail to qualify for favorable tax treatment. REITs may be leveraged, which increases risk. REITs may also be non-traditional, such as those that focus on towers, which could subject the Fund to additional risk based on the REIT’s area of focus. Certain REITs charge management fees, which may result in layering the management fee paid by the fund.

abrdn Funds | abrdn Global Infrastructure Fund | Concentration Risk
Prospectus [Line Items]
Risk [Text Block]
Concentration Risk – The Fund’s strategy of concentrating in companies in a specific industry or sector, or closely related group of industries or sectors, means that its performance will be closely tied to the performance of a particular market segment. The Fund’s concentration in these companies may present more risks than if it were broadly diversified over numerous industries and sectors of the economy. A downturn in these companies would have a larger impact on the Fund than on a mutual fund that does not concentrate in such companies. At times, the performance of these companies will lag the performance of other industries or the broader market as a whole.

abrdn Funds | abrdn Global Infrastructure Fund | Impact of Large Redemptions and Purchases of Fund Shares
Prospectus [Line Items]
Risk [Text Block]
Impact of Large Redemptions and Purchases of Fund Shares – Occasionally, shareholders may make large redemptions or purchases of Fund shares, which may cause the Fund to have to sell securities or invest additional cash. These transactions may adversely affect the Fund’s performance and increase transaction costs. In addition, large redemption requests may exceed the cash balance of the Fund and result in credit line borrowing fees and/or overdraft charges to the Fund until the sales of portfolio securities necessary to cover the redemption request settle.

abrdn Funds | abrdn Global Infrastructure Fund | Issuer Risk
Prospectus [Line Items]
Risk [Text Block]	Issuer Risk – The value of a security may decline for reasons directly related to the issuer, such as management performance, financial leverage and reduced demand for the issuer’s goods or services.
abrdn Funds | abrdn Global Infrastructure Fund | Equity Securities Risk
Prospectus [Line Items]
Risk [Text Block]
Equity Securities Risk – The stock or other security of a company may not perform as well as expected, and may decrease in value, because of factors related to the company (such as poorer than expected earnings or certain management decisions), to the industry in which the company is engaged (such as a reduction in the demand for products or services in a particular industry), or to the market as a whole (such as periods of market volatility or instability, or general and prolonged periods of economic decline).

abrdn Funds | abrdn Global Infrastructure Fund | Foreign Currency Exposure Risk
Prospectus [Line Items]
Risk [Text Block]
Foreign Currency Exposure Risk – The value of foreign currencies relative to the U.S. Dollar fluctuates in response to market, economic, political, regulatory, geopolitical or other conditions. A decline in the value of a foreign currency versus the U.S. Dollar reduces the value in U.S. Dollars of investments denominated in that foreign currency. This risk may impact the Fund more greatly to the extent the Fund does not hedge its currency risk, or hedging techniques used by the Adviser are unsuccessful.

abrdn Funds | abrdn Global Infrastructure Fund | Foreign Securities Risk
Prospectus [Line Items]
Risk [Text Block]
Foreign Securities Risk – Foreign countries in which the Fund may invest may have markets that are less liquid, less regulated and more volatile than U.S. markets. The value of the Fund’s investments may decline because of factors such as unfavorable or unsuccessful government actions, reduction of government or central bank support and political or financial instability. To the extent the Fund focuses its investments in a single country or only a few countries in a particular geographic region, economic, political, regulatory or other conditions affecting such country or region may have a greater impact on Fund performance relative to a more geographically diversified fund.

abrdn Funds | abrdn Global Infrastructure Fund | Mid-Cap Securities Risk
Prospectus [Line Items]
Risk [Text Block]	Mid-Cap Securities Risk – Securities of medium-sized companies tend to be more volatile and less liquid than securities of larger companies.
abrdn Funds | abrdn Global Infrastructure Fund | Sector Risk
Prospectus [Line Items]
Risk [Text Block]
Sector Risk – To the extent that the Fund has a significant portion of its assets invested in securities of companies conducting business in a broadly related group of industries within an economic sector, the Fund may be more vulnerable to unfavorable developments in that economic sector than funds that invest more broadly.
Industrials Sector Risk. The value of securities issued by companies in the industrials sector may be adversely affected by supply and demand related to their specific products or services and industrials sector products in general. The products of manufacturing companies may face obsolescence due to rapid technological developments and frequent new product introduction. Government regulations, world events, economic conditions and exchange rates may adversely affect the performance of companies in the industrials sector. Companies in the industrials sector may be adversely affected by liability for environmental damage and product liability claims. The industrials sector may also be adversely affected by changes or trends in commodity prices, which may be influenced by unpredictable factors. Companies in the industrials sector, particularly aerospace and defense companies, may also be adversely affected by government spending policies because companies involved in this sector rely to a significant extent on government demand for their products and services.
Utilities Sector Risk. To the extent that the utilities sector represents a significant portion of the Fund’s portfolio, the Fund will be sensitive to changes in, and its performance may depend to a greater extent on, factors impacting this sector. Performance of companies in the utilities sector may be adversely impacted by many factors, including, among others, general economic conditions, supply and demand, financing and operating costs, rate caps, interest rates, liabilities arising from governmental or civil actions, consumer confidence and spending, competition, resource conservation and depletion, man-made or natural disasters, geopolitical events, and environmental, and other government regulations.

abrdn Funds | abrdn Global Infrastructure Fund | Small-Cap Securities Risk
Prospectus [Line Items]
Risk [Text Block]
Small-Cap Securities Risk – Securities of smaller companies are usually less stable in price and less liquid than those of larger, more established companies. Therefore, they generally involve greater risk. Small-cap companies may have limited product lines or markets, be less financially secure than larger companies, or depend on a small number of key personnel. If adverse developments occur, such as due to management changes or product failure, the Fund’s investment in a small-cap company may lose substantial value.

abrdn Funds | abrdn Global Infrastructure Fund | Market Risk
Prospectus [Line Items]
Risk [Text Block]	Market Risk – Deteriorating market conditions might cause a general weakness in the market that reduces the prices, or yield, of securities in those markets in which the Fund invests.
abrdn Funds | abrdn Global Infrastructure Fund | Active Management Risk
Prospectus [Line Items]
Risk [Text Block]
Active Management Risk – The Fund is subject to the risk that the Adviser or Sub-adviser may make poor security selections. The Adviser or Sub-adviser and their portfolio managers apply their own investment techniques and risk analyses in making investment decisions for the Fund and there can be no guarantee that these decisions will achieve the desired results for the Fund. In addition, the Adviser or the Sub-adviser may select securities that underperform the relevant market or other funds with similar investment objectives and strategies.

abrdn Funds | abrdn Global Infrastructure Fund | Cybersecurity Risk
Prospectus [Line Items]
Risk [Text Block]
Cybersecurity Risk – Cybersecurity incidents may allow an unauthorized party to gain access to Fund assets, customer data (including private shareholder information), or proprietary information, or cause the Fund, the Adviser and/or its service providers (including, but not limited to, Fund accountants, custodians, sub-custodians, transfer agents and financial intermediaries) to suffer data breaches, data corruption or lose operational functionality.

abrdn Funds | abrdn Global Infrastructure Fund | ESG Integration Risk
Prospectus [Line Items]
Risk [Text Block]
ESG Integration Risk – To the extent ESG factors are used to evaluate investments, the consideration of such factors may adversely affect the Fund’s performance. Not every ESG factor may be identified or evaluated for every investment. ESG characteristics are not the only factors considered and, as a result, the issuers in which the Fund invests may not be issuers with favorable ESG characteristics or high ESG ratings. The application of ESG factors may result in the Fund performing differently than its benchmark index and other funds in its peer group that do not consider ESG factors or consider different ESG  factors.

abrdn Funds | abrdn Global Infrastructure Fund | Valuation Risk
Prospectus [Line Items]
Risk [Text Block]
Valuation Risk – The price that the Fund could receive upon the sale of any particular portfolio investment may differ from the Fund’s valuation of the investment, particularly for securities that trade in thin or volatile markets or that are valued using a fair valuation methodology or a price provided by an independent pricing service. As a result, the price received upon the sale of an investment may be less than the value ascribed by the Fund, and the Fund could realize a greater than expected loss or lesser than expected gain upon the sale of the investment. The Fund’s ability to value its investments may also be impacted by technological issues and/or errors by pricing services or other third-party service providers. If the value of the Fund’s investments decreases, you may lose money.

abrdn Funds | abrdn High Income Opportunities Fund | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	If the value of the Fund’s investments decreases, you may lose money.
abrdn Funds | abrdn High Income Opportunities Fund | Sovereign Debt Risk
Prospectus [Line Items]
Risk [Text Block]
Sovereign Debt Risk – Periods of economic and political uncertainty may result in the illiquidity and increased price volatility of a foreign government’s debt securities held by the Fund and impact an issuer’s ability and willingness to pay interest or repay principal when due. The Fund may have limited recourse to compel payment in the event of a default. A foreign government’s default on its debt securities may cause the value of securities held by the Fund to decline significantly. Sovereign debt risk is increased for emerging market issuers. The Fund may also invest in obligations issued or guaranteed by supranational entities, such as the World Bank. Supranational entities have no taxing authority and are dependent on their members for payments of interest and principal. If one or more members of a supranational entity fails to make necessary contributions, the entity may be unable to pay interest or repay principal on its debt securities. Political changes in principal donor nations may unexpectedly disrupt the finances of supranational entities.

abrdn Funds | abrdn High Income Opportunities Fund | Bank Loan Risk
Prospectus [Line Items]
Risk [Text Block]
Bank Loan Risk – There are a number of risks associated with an investment in bank loans including credit risk, interest rate risk, illiquid securities risk, and prepayment risk. There is also the possibility that the collateral securing a loan, if any, may be difficult to liquidate or be insufficient to cover the amount owed under the loan. Bank loans have significantly longer settlement periods (e.g., longer than seven days) than more traditional investments resulting in the proceeds from the sale of such loans not being readily available to make additional investments or to meet a Fund’s redemption obligations.
In addition, loans are not registered under the federal securities laws like stocks and bonds, so investors in loans have less protection against improper practices than investors in registered securities. These risks could cause the Fund to lose income or principal on a particular investment, which in turn could affect the Fund’s returns.

abrdn Funds | abrdn High Income Opportunities Fund | Derivatives Risk (including Options, Futures and Swaps)
Prospectus [Line Items]
Risk [Text Block]
Derivatives Risk (including Options, Futures and Swaps) – Derivatives are speculative and may hurt the Fund’s performance. The potential benefits to be derived from the Fund’s options, futures and derivatives strategy are dependent upon the portfolio managers’ ability to discern pricing inefficiencies and predict trends in these markets, which decisions could prove to be inaccurate.
Speculative Exposure Risk – To the extent that a derivative or practice is not used as a hedge, the Fund is directly exposed to its risks. Gains or losses from speculative positions in a derivative may be much greater than the derivative’s original cost. For example, potential losses from writing uncovered call options and from speculative short sales are unlimited.
Hedged Exposure Risk – Losses generated by a derivative or practice used by the Fund for hedging purposes should be substantially offset by gains on the hedged investment. However, while hedging can reduce or eliminate losses, it can also reduce or eliminate gains.
Correlation Risk – The Fund is exposed to the risk that changes in the value of a hedging instrument will not match those of the investment being hedged.
Counterparty Risk – Derivative transactions depend on the creditworthiness of the counterparty and the counterparty’s ability to fulfill its contractual obligations.
Other Derivatives Risks – Fixed income derivatives are subject to interest rate risk. In addition, certain derivatives may be subject to illiquid securities risk, mispricing or valuation complexity, market risk and management risk. The Fund may need to sell portfolio securities at inopportune times to satisfy margin or payment obligations under derivatives investments. Changes in regulation relating to the Fund’s use of derivatives and related instruments could potentially limit or impact the Fund’s ability to invest in derivatives, limit the Fund’s ability to employ certain strategies that use derivatives and/or adversely affect the value of derivatives and the Fund’s performance.

abrdn Funds | abrdn High Income Opportunities Fund | Emerging Markets Risk
Prospectus [Line Items]
Risk [Text Block]
Emerging Markets Risk – Emerging markets are countries generally considered to be relatively less developed or industrialized, and investments in emerging markets countries are subject to a magnification of the risks that apply to foreign investments. These risks are greater for securities of companies in emerging market countries because the countries may have less stable governments, more volatile currencies and less established markets (see “Foreign Securities Risk” above).

abrdn Funds | abrdn High Income Opportunities Fund | High-Yield Bonds and Other Lower-Rated Securities Risk
Prospectus [Line Items]
Risk [Text Block]
High-Yield Bonds and Other Lower-Rated Securities Risk – The Fund’s investments in high-yield bonds (commonly referred to as “junk bonds”) and other lower-rated securities will subject the Fund to substantial risk of loss. Investments in high–yield bonds are speculative and issuers of these securities are generally considered to be less financially secure and less able to repay interest and principal than issuers of investment-grade securities. Prices of high-yield bonds tend to be very volatile. These securities are less liquid than investment-grade debt securities and may be difficult to price or sell, particularly in times of negative sentiment toward high-yield securities.

abrdn Funds | abrdn High Income Opportunities Fund | Impact of Large Redemptions and Purchases of Fund Shares
Prospectus [Line Items]
Risk [Text Block]
Impact of Large Redemptions and Purchases of Fund Shares – Occasionally, shareholders may make large redemptions or purchases of Fund shares, which may cause the Fund to have to sell securities or invest additional cash. These transactions may adversely affect the Fund’s performance and increase transaction costs. In addition, large redemption requests may exceed the cash balance of the Fund and result in credit line borrowing fees and/or overdraft charges to the Fund until the sales of portfolio securities necessary to cover the redemption request settle.

abrdn Funds | abrdn High Income Opportunities Fund | Private Placements and Other Restricted Securities Risk
Prospectus [Line Items]
Risk [Text Block]
Private Placements and Other Restricted Securities Risk – Investments in private placements and other restricted securities, including Regulation S Securities and Rule 144A Securities, could have the effect of increasing the Fund’s level of illiquidity. Private placements and restricted securities may be less liquid than other investments because such securities may not always be readily sold in broad public markets and the Fund might be unable to dispose of such securities promptly or at prices reflecting their true value.

abrdn Funds | abrdn High Income Opportunities Fund | Issuer Risk
Prospectus [Line Items]
Risk [Text Block]	Issuer Risk – The value of a security may decline for reasons directly related to the issuer, such as management performance, financial leverage and reduced demand for the issuer’s goods or services.
abrdn Funds | abrdn High Income Opportunities Fund | Foreign Currency Exposure Risk
Prospectus [Line Items]
Risk [Text Block]
Foreign Currency Exposure Risk – The value of foreign currencies relative to the U.S. Dollar fluctuates in response to market, economic, political, regulatory, geopolitical or other conditions. A decline in the value of a foreign currency versus the U.S. Dollar reduces the value in U.S. Dollars of investments denominated in that foreign currency. If the Fund incurs losses from foreign currencies or foreign currency hedge positions, the Fund’s distributions could constitute a return of capital to shareholders for federal income tax purposes.

abrdn Funds | abrdn High Income Opportunities Fund | Foreign Securities Risk
Prospectus [Line Items]
Risk [Text Block]
Foreign Securities Risk – Foreign countries in which the Fund may invest may have markets that are less liquid, less regulated and more volatile than U.S. markets. The value of the Fund’s investments may decline because of factors affecting the particular issuer as well as foreign markets and issuers generally, such as unfavorable or unsuccessful government actions, reduction of government or central bank support and political or financial instability. Lack of information may also affect the value of these securities. To the extent the Fund focuses its investments in a single country or only a few countries in a particular geographic region, economic, political, regulatory or other conditions affecting such country or region may have a greater impact on Fund performance relative to a more geographically diversified fund.

abrdn Funds | abrdn High Income Opportunities Fund | Sector Risk
Prospectus [Line Items]
Risk [Text Block]
Sector Risk – To the extent that the Fund has a significant portion of its assets invested in securities of companies conducting business in a broadly related group of industries within an economic sector, the Fund may be more vulnerable to unfavorable developments in that economic sector than funds that invest more broadly.

abrdn Funds | abrdn High Income Opportunities Fund | Market Risk
Prospectus [Line Items]
Risk [Text Block]	Market Risk – Deteriorating market conditions might cause a general weakness in the market that reduces the prices, or yield, of securities in those markets in which the Fund invests.
abrdn Funds | abrdn High Income Opportunities Fund | Fixed Income Securities Risk
Prospectus [Line Items]
Risk [Text Block]
Fixed Income Securities Risk – Fixed income securities fluctuate in price based on changes in an issuer’s financial condition and overall market and economic conditions. The value of a fixed income security may also fall due to specific conditions that affect a particular sector of the securities market or a particular issuer. Fixed income securities are subject to, among other risks, credit risk, extension risk, issuer risk, interest rate risk, market risk and prepayment risk.

abrdn Funds | abrdn High Income Opportunities Fund | Active Management Risk
Prospectus [Line Items]
Risk [Text Block]
Active Management Risk – The Fund is subject to the risk that the Adviser may make poor security selections. The Adviser and its portfolio managers apply their own investment techniques and risk analyses in making investment decisions for the Fund and there can be no guarantee that these decisions will achieve the desired results for the Fund. In addition, the Adviser may select securities that underperform the relevant market or other funds with similar investment objectives and strategies.

abrdn Funds | abrdn High Income Opportunities Fund | Yield Risk
Prospectus [Line Items]
Risk [Text Block]
Yield Risk – The amount of income received by the Fund will go up or down depending on day-to-day variations in short–term interest rates, and when interest rates are very low the Fund’s expenses could absorb all or a significant portion of the Fund’s income. If interest rates increase, the Fund’s yield may not increase proportionately. For example, the Adviser may discontinue any temporary voluntary fee limitation or recoup amounts previously waived and/or reimbursed.

abrdn Funds | abrdn High Income Opportunities Fund | Cybersecurity Risk
Prospectus [Line Items]
Risk [Text Block]
Cybersecurity Risk – Cybersecurity incidents may allow an unauthorized party to gain access to Fund assets, customer data (including private shareholder information), or proprietary information, or cause the Fund, the Adviser and/or its service providers (including, but not limited to, Fund accountants, custodians, sub-custodians, transfer agents and financial intermediaries) to suffer data breaches, data corruption or lose operational functionality.

abrdn Funds | abrdn High Income Opportunities Fund | ESG Integration Risk
Prospectus [Line Items]
Risk [Text Block]
ESG Integration Risk – To the extent ESG factors are used to evaluate investments, the consideration of such factors may adversely affect the Fund’s performance. Not every ESG factor may be identified or evaluated for every investment. ESG characteristics are not the only factors considered and, as a result, the issuers in which the Fund invests may not be issuers with favorable ESG characteristics or high ESG ratings. The application of ESG factors may result in the Fund performing differently than its benchmark index and other funds in its peer group that do not consider ESG factors or consider different ESG  factors.

abrdn Funds | abrdn High Income Opportunities Fund | Interest Rate Risk
Prospectus [Line Items]
Risk [Text Block]
Interest Rate Risk – The Fund’s fixed income investments are subject to interest rate risk, which generally causes the value of a fixed income portfolio to decrease when interest rates rise resulting in a decrease in the Fund’s net assets. Interest rate fluctuations tend to have a greater impact on fixed income-securities with a greater time to maturity and/or lower coupon. A fund with a longer average portfolio duration will be more sensitive to changes in interest rates than a fund with a shorter average portfolio duration. In periods of market volatility, the market values of fixed income securities may be more sensitive to changes in interest rates.

abrdn Funds | abrdn High Income Opportunities Fund | Investment-Grade Debt Securities
Prospectus [Line Items]
Risk [Text Block]
Investment-Grade Debt Securities – Investment-grade debt securities are debt securities rated within the highest grades (AAA/Aaa through BBB-/Baa) by S&P or Moody’s rating services, and unrated securities of comparable quality. If a Fund invests, at the time of purchase, in a security that is investment-grade, it is possible that such security may be downgraded after its purchase so that it is no longer investment-grade.

abrdn Funds | abrdn High Income Opportunities Fund | Portfolio Turnover Risk
Prospectus [Line Items]
Risk [Text Block]
Portfolio Turnover Risk – The Fund may engage in active and frequent trading of portfolio securities to achieve its investment objective. High portfolio turnover may result in greater transaction costs which may reduce Fund performance. The sale of Fund portfolio securities may also result in greater realization and/or distribution to shareholders of gains or losses as compared to a fund with less active trading, which may include short-term gains taxable at ordinary income tax rates.

abrdn Funds | abrdn High Income Opportunities Fund | Valuation Risk
Prospectus [Line Items]
Risk [Text Block]
Valuation Risk – The price that the Fund could receive upon the sale of any particular portfolio investment may differ from the Fund’s valuation of the investment, particularly for securities that trade in thin or volatile markets or that are valued using a fair valuation methodology or a price provided by an independent pricing service. As a result, the price received upon the sale of an investment may be less than the value ascribed by the Fund, and the Fund could realize a greater than expected loss or lesser than expected gain upon the sale of the investment. The Fund’s ability to value its investments may also be impacted by technological issues and/or errors by pricing services or other third-party service providers.

abrdn Funds | abrdn High Income Opportunities Fund | Variable and Floating Rate Securities Risk
Prospectus [Line Items]
Risk [Text Block]
Variable and Floating Rate Securities Risk – For floating and variable rate obligations, there may be a lag between an actual change in the underlying interest rate benchmark and the reset time for an interest payment of such an obligation, which could harm or benefit the Fund, depending on the interest rate environment or other circumstances. Variable rate demand obligations (“VRDOs”) are floating rate securities that combine an interest in a long term municipal bond with a right to demand payment before maturity from a bank or other financial institution. If the bank or financial institution is unable to pay, the Fund may lose money.
An investment in the Fund is not a bank deposit or obligation of any bank and is not endorsed or guaranteed by any bank and is not insured or guaranteed by the U.S. Government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other governmental agency.

abrdn Funds | abrdn Infrastructure Debt Fund | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	If the value of the Fund’s investments decreases, you may lose money.
abrdn Funds | abrdn Infrastructure Debt Fund | Infrastructure-Related Investments Risk
Prospectus [Line Items]
Risk [Text Block]
Infrastructure-Related Investments Risk – Because the Fund concentrates its investments in infrastructure-related entities, the Fund has greater exposure to the potential adverse economic, regulatory, political and other changes affecting such entities. Infrastructure related entities are subject to a variety of factors that may adversely affect their business or operations, including high interest costs in connection with capital construction programs, costs associated with environmental and other regulations, the effects of economic slowdown and surplus capacity, increased competition from other providers of services, uncertainties concerning the availability of fuel at reasonable prices, the effects of energy conservation policies and other factors. Additionally, infrastructure-related entities may be subject to regulation by various governmental authorities and may also be affected by governmental regulation of rates charged to customers, service interruption due to environmental, operational or other mishaps, the imposition of special tariffs and changes in tax laws, regulatory policies and accounting standards.

abrdn Funds | abrdn Infrastructure Debt Fund | Green, Social and Sustainability Bond Risk
Prospectus [Line Items]
Risk [Text Block]
Green, Social and Sustainability Bond Risk – The Fund’s performance may differ from the performance of other funds that do not invest green, social and sustainability bonds because the Fund’s investment strategy may select or exclude securities of certain issuers for reasons in addition to performance. Investing in green, social and sustainability bonds is qualitative and subjective by nature, and there is no guarantee that the factors utilized by the Adviser or any judgment exercised by the Adviser will reflect the opinions of any particular investor.

abrdn Funds | abrdn Infrastructure Debt Fund | Bank Loan Risk
Prospectus [Line Items]
Risk [Text Block]
Bank Loan Risk – There are a number of risks associated with an investment in bank loans including credit risk, interest rate risk, illiquid securities risk, and prepayment risk. There is also the possibility that the collateral securing a loan, if any, may be difficult to liquidate or be insufficient to cover the amount owed under the loan. Bank loans have significantly longer settlement periods (e.g., longer than seven days) than more traditional investments resulting in the proceeds from the sale of such loans not being readily available to make additional investments or to meet a Fund’s redemption obligations. In addition, loans are not registered under the federal securities laws like stocks and bonds, so investors in loans have less protection against improper practices than investors in registered securities. These risks could cause the Fund to lose income or principal on a particular investment, which in turn could affect the Fund’s returns.

abrdn Funds | abrdn Infrastructure Debt Fund | Derivatives Risk (including Options, Futures and Swaps)
Prospectus [Line Items]
Risk [Text Block]
Derivatives Risk (including Options, Futures and Swaps) – Derivatives are speculative and may hurt the Fund’s performance. The potential benefits to be derived from the Fund’s options, futures and derivatives strategy are dependent upon the portfolio managers’ ability to discern pricing inefficiencies and predict trends in these markets, which decisions could prove to be inaccurate.
Speculative Exposure Risk – To the extent that a derivative or practice is not used as a hedge, the Fund is directly exposed to its risks. Gains or losses from speculative positions in a derivative may be much greater than the derivative’s original cost. For example, potential losses from writing uncovered call options and from speculative short sales are unlimited.
Hedged Exposure Risk – Losses generated by a derivative or practice used by the Fund for hedging purposes should be substantially offset by gains on the hedged investment. However, while hedging can reduce or eliminate losses, it can also reduce or eliminate gains.
Correlation Risk – The Fund is exposed to the risk that changes in the value of a hedging instrument will not match those of the investment being hedged.
Counterparty Risk – Derivative transactions depend on the creditworthiness of the counterparty and the counterparty’s ability to fulfill its contractual obligations.
Other Derivatives Risks – Fixed income derivatives are subject to interest rate risk. In addition, certain derivatives may be subject to illiquid securities risk, mispricing or valuation complexity, market risk and management risk. The Fund may need to sell portfolio securities at inopportune times to satisfy margin or payment obligations under derivatives investments. Changes in regulation relating to the Fund’s use of derivatives and related instruments could potentially limit or impact the Fund’s ability to invest in derivatives, limit the Fund’s ability to employ certain strategies that use derivatives and/or adversely affect the value of derivatives and the Fund’s performance.

abrdn Funds | abrdn Infrastructure Debt Fund | Emerging Markets Risk
Prospectus [Line Items]
Risk [Text Block]
Emerging Markets Risk – Emerging markets are countries generally considered to be relatively less developed or industrialized, and investments in emerging markets countries are subject to a magnification of the risks that apply to foreign investments. These risks are greater for securities of companies in emerging market countries because the countries may have less stable governments, more volatile currencies and less established markets (see “Foreign Securities Risk” below).

abrdn Funds | abrdn Infrastructure Debt Fund | High-Yield Bonds and Other Lower-Rated Securities Risk
Prospectus [Line Items]
Risk [Text Block]
High-Yield Bonds and Other Lower-Rated Securities Risk – The Fund’s investments in high-yield bonds (commonly referred to as “junk bonds”) and other lower-rated securities will subject the Fund to substantial risk of loss. Investments in high–yield bonds are speculative and issuers of these securities are generally considered to be less financially secure and less able to repay interest and principal than issuers of investment-grade securities. Prices of high-yield bonds tend to be very volatile. These securities are less liquid than investment-grade debt securities and may be difficult to price or sell, particularly in times of negative sentiment toward high-yield securities.

abrdn Funds | abrdn Infrastructure Debt Fund | Issuer Risk
Prospectus [Line Items]
Risk [Text Block]	Issuer Risk – The value of a security may decline for reasons directly related to the issuer, such as management performance, financial leverage and reduced demand for the issuer’s goods or services.
abrdn Funds | abrdn Infrastructure Debt Fund | Foreign Currency Exposure Risk
Prospectus [Line Items]
Risk [Text Block]
Foreign Currency Exposure Risk – The value of foreign currencies relative to the U.S. Dollar fluctuates in response to market, economic, political, regulatory, geopolitical or other conditions. A decline in the value of a foreign currency versus the U.S. Dollar reduces the value in U.S. Dollars of investments denominated in that foreign currency. This risk may impact the Fund more greatly to the extent the Fund does not hedge its currency risk, or hedging techniques used by the Adviser are unsuccessful.

abrdn Funds | abrdn Infrastructure Debt Fund | Foreign Securities Risk
Prospectus [Line Items]
Risk [Text Block]
Foreign Securities Risk – Foreign countries in which the Fund may invest may have markets that are less liquid, less regulated and more volatile than U.S. markets. The value of the Fund’s investments may decline because of factors such as unfavorable or unsuccessful government actions, reduction of government or central bank support and political or financial instability. To the extent the Fund focuses its investments in a single country or only a few countries in a particular geographic region, economic, political, regulatory or other conditions affecting such country or region may have a greater impact on Fund performance relative to a more geographically diversified fund.

abrdn Funds | abrdn Infrastructure Debt Fund | Sector Risk
Prospectus [Line Items]
Risk [Text Block]
Sector Risk – To the extent that the Fund has a significant portion of its assets invested in securities of companies conducting business in a broadly related group of industries within an economic sector, the Fund may be more vulnerable to unfavorable developments in that economic sector than funds that invest more broadly.

abrdn Funds | abrdn Infrastructure Debt Fund | Market Risk
Prospectus [Line Items]
Risk [Text Block]	Market Risk – Deteriorating market conditions might cause a general weakness in the market that reduces the prices, or yield, of securities in those markets in which the Fund invests.
abrdn Funds | abrdn Infrastructure Debt Fund | Fixed Income Securities Risk
Prospectus [Line Items]
Risk [Text Block]
Fixed Income Securities Risk – Fixed income securities fluctuate in price based on changes in an issuer’s financial condition and overall market and economic conditions. The value of a fixed income security may also fall due to specific conditions that affect a particular sector of the securities market or a particular issuer. Fixed income securities are subject to, among other risks, credit risk, extension risk, issuer risk, interest rate risk, market risk and prepayment risk.

abrdn Funds | abrdn Infrastructure Debt Fund | Active Management Risk
Prospectus [Line Items]
Risk [Text Block]
Active Management Risk – The Fund is subject to the risk that the Adviser or Sub-adviser may make poor security selections. The Adviser or Sub-adviser and their portfolio managers apply their own investment techniques and risk analyses in making investment decisions for the Fund and there can be no guarantee that these decisions will achieve the desired results for the Fund. In addition, the Adviser or the Sub-adviser may select securities that underperform the relevant market or other funds with similar investment objectives and strategies.

abrdn Funds | abrdn Infrastructure Debt Fund | Municipal Securities Risk
Prospectus [Line Items]
Risk [Text Block]
Municipal Securities Risk - Municipal bonds can be significantly affected by political and economic changes, including inflation, as well as uncertainties in the municipal market related to taxation, legislative changes, or the rights of municipal security holders. Municipal bonds have varying levels of sensitivity to changes in interest rates. Interest rate risk is generally lower for shorter-term Municipal bonds and higher for long term Municipal bonds.
Municipal Bond Tax Risk - A municipal bond that is issued as tax-exempt may later be declared to be taxable. In addition, if the federal income tax rate is reduced, the value of the tax exemption may be less valuable, causing the value of a municipal bond to decline.
Municipal Market Volatility and Illiquidity Risk - The municipal bond market can be susceptible to unusual volatility, particularly for lower-rated and unrated securities. Liquidity can be reduced unpredictably in response to overall economic conditions or credit tightening. During times of reduced market liquidity, the Fund may not be able to readily sell bonds without the sale significantly changing the market value of the bond. If the Fund needed to sell large blocks of bonds to meet shareholder redemption requests or to raise cash, those sales could further reduce the bonds’ prices.
Municipal Sector Risk - From time to time the Fund may invest a substantial amount of its assets in municipal securities whose interest is paid solely from revenues of similar projects. If the Fund concentrates its investments in this manner, it assumes the economic risks relating to such projects and this may have a significant impact on the Fund’s investment performance.

abrdn Funds | abrdn Infrastructure Debt Fund | Cybersecurity Risk
Prospectus [Line Items]
Risk [Text Block]
Cybersecurity Risk – Cybersecurity incidents may allow an unauthorized party to gain access to Fund assets, customer data (including private shareholder information), or proprietary information, or cause the Fund, the Adviser and/or its service providers (including, but not limited to, Fund accountants, custodians, sub-custodians, transfer agents and financial intermediaries) to suffer data breaches, data corruption or lose operational functionality.

abrdn Funds | abrdn Infrastructure Debt Fund | ESG Integration Risk
Prospectus [Line Items]
Risk [Text Block]
ESG Integration Risk – To the extent ESG factors are used to evaluate investments, the consideration of such factors may adversely affect the Fund’s performance. Not every ESG factor may be identified or evaluated for every investment. ESG characteristics are not the only factors considered and, as a result, the issuers in which the Fund invests may not be issuers with favorable ESG characteristics or high ESG ratings. The application of ESG factors may result in the Fund performing differently than its benchmark index and other funds in its peer group that do not consider ESG factors or consider different ESG  factors.

abrdn Funds | abrdn Infrastructure Debt Fund | Interest Rate Risk
Prospectus [Line Items]
Risk [Text Block]
Interest Rate Risk – The Fund’s fixed income investments are subject to interest rate risk, which generally causes the value of a fixed income portfolio to decrease when interest rates rise resulting in a decrease in the Fund’s net assets. Interest rate fluctuations tend to have a greater impact on fixed income-securities with a greater time to maturity and/or lower coupon. A fund with a longer average portfolio duration will be more sensitive to changes in interest rates than a fund with a shorter average portfolio duration. In periods of market volatility, the market values of fixed income securities may be more sensitive to changes in interest rates.

abrdn Funds | abrdn Infrastructure Debt Fund | Investment-Grade Debt Securities
Prospectus [Line Items]
Risk [Text Block]
Investment-Grade Debt Securities – Investment-grade debt securities are debt securities rated within the highest grades (AAA/Aaa through BBB-/Baa) by S&P or Moody’s rating services, and unrated securities of comparable quality. If a Fund invests, at the time of purchase, in a security that is investment-grade, it is possible that such security may be downgraded after its purchase so that it is no longer investment-grade.

abrdn Funds | abrdn Infrastructure Debt Fund | Valuation Risk
Prospectus [Line Items]
Risk [Text Block]
Valuation Risk – The price that the Fund could receive upon the sale of any particular portfolio investment may differ from the Fund’s valuation of the investment, particularly for securities that trade in thin or volatile markets or that are valued using a fair valuation methodology or a price provided by an independent pricing service. As a result, the price received upon the sale of an investment may be less than the value ascribed by the Fund, and the Fund could realize a greater than expected loss or lesser than expected gain upon the sale of the investment. The Fund’s ability to value its investments may also be impacted by technological issues and/or errors by pricing services or other third-party service providers.

abrdn Funds | abrdn Infrastructure Debt Fund | Variable and Floating Rate Securities Risk
Prospectus [Line Items]
Risk [Text Block]
Variable and Floating Rate Securities Risk – For floating and variable rate obligations, there may be a lag between an actual change in the underlying interest rate benchmark and the reset time for an interest payment of such an obligation, which could harm or benefit the Fund, depending on the interest rate environment or other circumstances. Variable rate demand obligations (“VRDOs”) are floating rate securities that combine an interest in a long term municipal bond with a right to demand payment before maturity from a bank or other financial institution. If the bank or financial institution is unable to pay, the Fund may lose money.

abrdn Funds | abrdn Real Estate Fund | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	If the value of the Fund’s investments decreases, you may lose money.
abrdn Funds | abrdn Real Estate Fund | REIT and Real Estate Risk
Prospectus [Line Items]
Risk [Text Block]
REIT and Real Estate Risk – Investment in REITs and real estate involves the risks that are associated with direct ownership of real estate and with the real estate industry in general. These risks include: declines in the value of real estate; risks related to local economic conditions, overbuilding and increased competition; increases in property taxes and operating expenses; changes in zoning laws; casualty or condemnation losses; variations in rental income, neighborhood values or the appeal of properties to tenants; changes in interest rates and changes in general economic and market conditions. REITs’ share prices may decline because of adverse developments affecting the real estate industry including changes in interest rates. The returns from REITs may trail returns from the overall market. Additionally, there is always a risk that a given REIT will fail to qualify for favorable tax treatment. REITs may be leveraged, which increases risk. Certain REITs charge management fees, which may result in layering the management fee paid by the fund.

abrdn Funds | abrdn Real Estate Fund | Concentration Risk
Prospectus [Line Items]
Risk [Text Block]
Concentration Risk – The Fund’s strategy of concentrating in companies in a specific industry or sector, or closely related group of industries or sectors, means that its performance will be closely tied to the performance of a particular market segment. The Fund’s concentration in these companies may present more risks than if it were broadly diversified over numerous industries and sectors of the economy. A downturn in these companies would have a larger impact on the Fund than on a mutual fund that does not concentrate in such companies. At times, the performance of these companies will lag the performance of other industries or the broader market as a whole.

abrdn Funds | abrdn Real Estate Fund | Dividend Strategy Risk
Prospectus [Line Items]
Risk [Text Block]
Dividend Strategy Risk – There is no guarantee that the issuers of the stocks held by the Fund will declare dividends in the future or that, if dividends are declared, they will remain at their current levels or increase over time. The Fund’s emphasis on dividend paying stocks could cause the Fund to underperform similar funds that invest without consideration of a company’s track record of paying dividends or ability to pay dividends in the future. Dividend-paying stocks may not participate in a broad market advance to the same degree as other stocks, and a sharp rise in interest rates or economic downturn could cause a company to unexpectedly reduce or eliminate its dividend.

abrdn Funds | abrdn Real Estate Fund | Issuer Risk
Prospectus [Line Items]
Risk [Text Block]	Issuer Risk – The value of a security may decline for reasons directly related to the issuer, such as management performance, financial leverage and reduced demand for the issuer’s goods or services.
abrdn Funds | abrdn Real Estate Fund | Equity Securities Risk
Prospectus [Line Items]
Risk [Text Block]
Equity Securities Risk – The stock or other security of a company may not perform as well as expected, and may decrease in value, because of factors related to the company (such as poorer than expected earnings or certain management decisions), to the industry in which the company is engaged (such as a reduction in the demand for products or services in a particular industry), or to the market as a whole (such as periods of market volatility or instability, or general and prolonged periods of economic decline).

abrdn Funds | abrdn Real Estate Fund | Foreign Currency Exposure Risk
Prospectus [Line Items]
Risk [Text Block]
Foreign Currency Exposure Risk – The value of foreign currencies relative to the U.S. Dollar fluctuates in response to market, economic, political, regulatory, geopolitical or other conditions. A decline in the value of a foreign currency versus the U.S. Dollar reduces the value in U.S. Dollars of investments denominated in that foreign currency. This risk may impact the Fund more greatly to the extent the Fund does not hedge its currency risk, or hedging techniques used by the Adviser are unsuccessful.

abrdn Funds | abrdn Real Estate Fund | Foreign Securities Risk
Prospectus [Line Items]
Risk [Text Block]
Foreign Securities Risk – Foreign countries in which the Fund may invest may have markets that are less liquid, less regulated and more volatile than U.S. markets. The value of the Fund’s investments may decline because of factors such as unfavorable or unsuccessful government actions, reduction of government or central bank support and political or financial instability. To the extent the Fund focuses its investments in a single country or only a few countries in a particular geographic region, economic, political, regulatory or other conditions affecting such country or region may have a greater impact on Fund performance relative to a more geographically diversified Fund.

abrdn Funds | abrdn Real Estate Fund | Mid-Cap Securities Risk
Prospectus [Line Items]
Risk [Text Block]	Mid-Cap Securities Risk – Securities of medium-sized companies tend to be more volatile and less liquid than securities of larger companies.
abrdn Funds | abrdn Real Estate Fund | Small-Cap Securities Risk
Prospectus [Line Items]
Risk [Text Block]
Small-Cap Securities Risk – Securities of smaller companies are usually less stable in price and less liquid than those of larger, more established companies. Therefore, they generally involve greater risk. Small-cap companies may have limited product lines or markets, be less financially secure than larger companies, or depend on a small number of key personnel. If adverse developments occur, such as due to management changes or product failure, the Fund’s investment in a small-cap company may lose substantial value.

abrdn Funds | abrdn Real Estate Fund | Market Risk
Prospectus [Line Items]
Risk [Text Block]	Market Risk – Deteriorating market conditions might cause a general weakness in the market that reduces the prices, or yield, of securities in those markets in which the Fund invests.
abrdn Funds | abrdn Real Estate Fund | Active Management Risk
Prospectus [Line Items]
Risk [Text Block]
Active Management Risk – The Fund is subject to the risk that the Adviser or Sub-adviser may make poor security selections. The Adviser or Sub-adviser and their portfolio managers apply their own investment techniques and risk analyses in making investment decisions for the Fund and there can be no guarantee that these decisions will achieve the desired results for the Fund. In addition, the Adviser or the Sub-adviser may select securities that underperform the relevant market or other funds with similar investment objectives and strategies.

abrdn Funds | abrdn Real Estate Fund | Cybersecurity Risk
Prospectus [Line Items]
Risk [Text Block]
Cybersecurity Risk – Cybersecurity incidents may allow an unauthorized party to gain access to Fund assets, customer data (including private shareholder information), or proprietary information, or cause the Fund, the Adviser and/or its service providers (including, but not limited to, Fund accountants, custodians, sub-custodians, transfer agents and financial intermediaries) to suffer data breaches, data corruption or lose operational functionality.

abrdn Funds | abrdn Real Estate Fund | ESG Integration Risk
Prospectus [Line Items]
Risk [Text Block]
ESG Integration Risk – To the extent ESG factors are used to evaluate investments, the consideration of such factors may adversely affect the Fund’s performance. Not every ESG factor may be identified or evaluated for every investment. ESG characteristics are not the only factors considered and, as a result, the issuers in which the Fund invests may not be issuers with favorable ESG characteristics or high ESG ratings. The application of ESG factors may result in the Fund performing differently than its benchmark index and other funds in its peer group that do not consider ESG factors or consider different ESG  factors.

abrdn Funds | abrdn Real Estate Fund | Valuation Risk
Prospectus [Line Items]
Risk [Text Block]
Valuation Risk – The price that the Fund could receive upon the sale of any particular portfolio investment may differ from the Fund’s valuation of the investment, particularly for securities that trade in thin or volatile markets or that are valued using a fair valuation methodology or a price provided by an independent pricing service. As a result, the price received upon the sale of an investment may be less than the value ascribed by the Fund, and the Fund could realize a greater than expected loss or lesser than expected gain upon the sale of the investment. The Fund’s ability to value its investments may also be impacted by technological issues and/or errors by pricing services or other third-party service providers.

abrdn Funds | abrdn Short Duration High Yield Municipal Fund | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	If the value of the Fund’s investments decreases, you may lose money.
abrdn Funds | abrdn Short Duration High Yield Municipal Fund | High-Yield Bonds and Other Lower-Rated Securities Risk
Prospectus [Line Items]
Risk [Text Block]
High-Yield Bonds and Other Lower-Rated Securities Risk – The Fund’s investments in high-yield bonds (commonly referred to as “junk bonds”) and other lower-rated securities will subject the Fund to substantial risk of loss. Investments in high–yield bonds are speculative and issuers of these securities are generally considered to be less financially secure and less able to repay interest and principal than issuers of investment-grade securities. Prices of high-yield bonds tend to be very volatile. These securities are less liquid than investment-grade debt securities and may be difficult to price or sell, particularly in times of negative sentiment toward high-yield securities.

abrdn Funds | abrdn Short Duration High Yield Municipal Fund | Impact of Large Redemptions and Purchases of Fund Shares
Prospectus [Line Items]
Risk [Text Block]
Impact of Large Redemptions and Purchases of Fund Shares – Occasionally, shareholders may make large redemptions or purchases of Fund shares, which may cause the Fund to have to sell securities or invest additional cash. These transactions may adversely affect the Fund’s performance and increase transaction costs. In addition, large redemption requests may exceed the cash balance of the Fund and result in credit line borrowing fees and/or overdraft charges to the Fund until the sales of portfolio securities necessary to cover the redemption request settle.

abrdn Funds | abrdn Short Duration High Yield Municipal Fund | Illiquid Securities Risk
Prospectus [Line Items]
Risk [Text Block]
Illiquid Securities Risk – Illiquid securities are assets that the Fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the asset. An inability to sell a portfolio position can adversely affect the Fund’s value or prevent the Fund from being able to take advantage of other investment opportunities. Illiquid and relatively less liquid securities may also be difficult to value. Over recent years, the capacity of dealers to make markets in fixed income securities has been outpaced by the growth in the size of the fixed income markets. Illiquid securities risk may be magnified in a rising interest rate environment or when investor redemptions from fixed income funds may be higher than normal, due to the increased supply in the market that would result from selling activity.
The Adviser employs procedures and tests using third-party and internal data inputs that seek to assess and manage the liquidity of the Fund’s portfolio holdings. These procedures and tests take into account the Fund’s investment strategy and liquidity of portfolio investments during both normal and foreseeable stressed conditions, cash-flow projections during both normal and reasonably foreseeable stressed conditions, relevant market, trading and other factors, and monitor whether liquidity should be adjusted based on changed market conditions. These procedures and tests are designed to assist the Fund in determining its ability to meet redemption requests in various market conditions. In light of the dynamic nature of markets, there can be no assurance that these procedures and tests will enable the Fund to ensure that it has sufficient liquidity to meet redemption requests.

abrdn Funds | abrdn Short Duration High Yield Municipal Fund | Private Placements and Other Restricted Securities Risk
Prospectus [Line Items]
Risk [Text Block]
Private Placements and Other Restricted Securities Risk – Investments in private placements and other restricted securities, including Regulation S Securities and Rule 144A Securities, could have the effect of increasing the Fund’s level of illiquidity. Private placements and restricted securities may be less liquid than other investments because such securities may not always be readily sold in broad public markets and the Fund might be unable to dispose of such securities promptly or at prices reflecting their true value.

abrdn Funds | abrdn Short Duration High Yield Municipal Fund | Tobacco Related Bonds Risk
Prospectus [Line Items]
Risk [Text Block]
Tobacco Related Bonds Risk - In 1998, the largest U.S. tobacco manufacturers reached an out of court agreement, the MSA, to settle claims against them by 46 states and six other U.S. jurisdictions. The tobacco manufacturers agreed to make annual payments to the government entities in exchange for the release of all litigation claims. A number of the states have sold bonds that are backed by those future payments. The Fund may invest in two types of those bonds: (i) bonds that make payments only from a state’s interest in the MSA and (ii) bonds that make payments from both the MSA revenue and from an “appropriation pledge” by the state. An “appropriation pledge” requires the state to pass a specific periodic appropriation to make the payments and is generally not an unconditional guarantee of payment by a state. The settlement payments are based on factors, including, but not limited to, annual domestic cigarette shipments, cigarette consumption, inflation and the financial capability of participating tobacco companies. Payments could be reduced if consumption decreases, if market share is lost to non-MSA manufacturers, or if there is a negative outcome in litigation regarding the MSA.

abrdn Funds | abrdn Short Duration High Yield Municipal Fund | Market Risk
Prospectus [Line Items]
Risk [Text Block]	Market Risk – Deteriorating market conditions might cause a general weakness in the market that reduces the prices, or yield, of securities in those markets in which the Fund invests.
abrdn Funds | abrdn Short Duration High Yield Municipal Fund | Fixed Income Securities Risk
Prospectus [Line Items]
Risk [Text Block]
Fixed Income Securities Risk – Fixed income securities fluctuate in price based on changes in an issuer’s financial condition and overall market and economic conditions. The value of a fixed income security may also fall due to specific conditions that affect a particular sector of the securities market or a particular issuer. Fixed income securities are subject to, among other risks, credit risk, extension risk, issuer risk, interest rate risk, market risk and prepayment risk.

abrdn Funds | abrdn Short Duration High Yield Municipal Fund | Active Management Risk
Prospectus [Line Items]
Risk [Text Block]
Active Management Risk – The Fund is subject to the risk that the Adviser may make poor security selections. The Adviser and its portfolio managers apply their own investment techniques and risk analyses in making investment decisions for the Fund and there can be no guarantee that these decisions will achieve the desired results for the Fund. In addition, the Adviser may select securities that underperform the relevant market or other funds with similar investment objectives and strategies.

abrdn Funds | abrdn Short Duration High Yield Municipal Fund | Municipal Securities Risk
Prospectus [Line Items]
Risk [Text Block]
Municipal Securities Risk – Municipal bonds can be significantly affected by political and economic changes, including inflation, as well as uncertainties in the municipal market related to taxation, legislative changes, or the rights of municipal security holders. Municipal bonds have varying levels of sensitivity to changes in interest rates. Interest rate risk is generally lower for shorter-term Municipal bonds and higher for long term Municipal bonds.
Municipal Bond Tax Risk – A municipal bond that is issued as tax-exempt may later be declared to be taxable. In addition, if the federal income tax rate is reduced, the value of the tax exemption may be less valuable, causing the value of a municipal bond to decline.
Municipal Market Volatility and Illiquidity Risk – The municipal bond market can be susceptible to unusual volatility, particularly for lower-rated and unrated securities. Liquidity can be reduced unpredictably in response to overall economic conditions or credit tightening. During times of reduced market liquidity, the Fund may not be able to readily sell bonds without the sale significantly changing the market value of the bond. If the Fund needed to sell large blocks of bonds to meet shareholder redemption requests or to raise cash, those sales could further reduce the bonds’ prices.
Municipal Sector Risk – From time to time the Fund may invest a substantial amount of its assets in municipal securities whose interest is paid solely from revenues of similar projects. If the Fund concentrates its investments in this manner, it assumes the economic risks relating to such projects and this may have a significant impact on the Fund’s investment performance.
State-Specific Risk -  A Fund may from time to time invest a substantial amount of its total assets in municipal securities of issuers in one or more states and, therefore, is subject to the risk that the economies of the states in which it invests, and the revenues supporting the municipal securities, may decline. Investing a substantial amount of its total assets in one or more states means that a Fund is more susceptible to the economic, market, political, regulatory or other occurrences that affect the issuers in those states. The particular states in which a Fund may focus its investments may change over time and the Fund may alter its focus at inopportune times.
Florida State-Specific Risk – To the extent the Fund invests a substantial amount of its assets in Florida municipal securities, the Fund may be affected by economic, regulatory or political developments affecting the ability of Florida issuers to pay interest or repay principal.
New York State-Specific Risk – To the extent the Fund invests a substantial amount of its assets in New York municipal securities, the Fund may be affected by economic, regulatory or political developments affecting the ability of New York issuers to pay interest or repay principal.
Wisconsin State-Specific Risk – To the extent the Fund invests a substantial amount of its assets in Wisconsin municipal securities, the Fund may be affected by economic, regulatory or political developments affecting the ability of Wisconsin issuers to pay interest or repay principal.

abrdn Funds | abrdn Short Duration High Yield Municipal Fund | Auction Rate Securities Risk
Prospectus [Line Items]
Risk [Text Block]
Auction Rate Securities Risk - Auction rate securities are variable rate bonds whose interest rates are reset at specified intervals through a “Dutch” auction process. A “Dutch” auction is a competitive bidding process designed to determine a single uniform clearing rate that enables purchases and sales of the auction rate securities to take place at par. All accepted bids and holders of the auction rate securities receive the same rate. Auction rate securities holders rely on the liquidity generated by the auction. There is a risk that an auction will fail due to insufficient demand for the securities. If an auction fails, an auction rate security may become illiquid until a subsequent successful auction is conducted, the issuer redeems the issue, or a secondary market develops.

abrdn Funds | abrdn Short Duration High Yield Municipal Fund | Cybersecurity Risk
Prospectus [Line Items]
Risk [Text Block]
Cybersecurity Risk – Cybersecurity incidents may allow an unauthorized party to gain access to Fund assets, customer data (including private shareholder information), or proprietary information, or cause the Fund, the Adviser and/or its service providers (including, but not limited to, Fund accountants, custodians, sub-custodians, transfer agents and financial intermediaries) to suffer data breaches, data corruption or lose operational functionality.

abrdn Funds | abrdn Short Duration High Yield Municipal Fund | ESG Integration Risk
Prospectus [Line Items]
Risk [Text Block]
ESG Integration Risk – To the extent ESG factors are used to evaluate investments, the consideration of such factors may adversely affect the Fund’s performance. Not every ESG factor may be identified or evaluated for every investment. ESG characteristics are not the only factors considered and, as a result, the issuers in which the Fund invests may not be issuers with favorable ESG characteristics or high ESG ratings. The application of ESG factors may result in the Fund performing differently than its benchmark index and other funds in its peer group that do not consider ESG factors or consider different ESG  factors.

abrdn Funds | abrdn Short Duration High Yield Municipal Fund | Interest Rate Risk
Prospectus [Line Items]
Risk [Text Block]
Interest Rate Risk - The Fund’s fixed income investments are subject to interest rate risk, which generally causes the value of a fixed income portfolio to decrease when interest rates rise resulting in a decrease in the Fund’s net assets.
For example, if interest rates increase by 1%, assuming a current portfolio duration of 4.5 years, and all other factors being equal, the value of the Fund’s investments would be expected to decrease by 4.5%.
Interest rate fluctuations tend to have a greater impact on fixed income-securities with a greater time to maturity and/or lower coupon. A fund with a longer average portfolio duration will be more sensitive to changes in interest rates than a fund with a shorter average portfolio duration. In periods of market volatility, the market values of fixed income securities may be more sensitive to changes in interest rates.

abrdn Funds | abrdn Short Duration High Yield Municipal Fund | Investment-Grade Debt Securities
Prospectus [Line Items]
Risk [Text Block]
Investment-Grade Debt Securities – Investment-grade debt securities are debt securities rated within the highest grades (AAA/Aaa through BBB-/Baa) by S&P or Moody’s rating services, and unrated securities of comparable quality. If a Fund invests, at the time of purchase, in a security that is investment-grade, it is possible that such security may be downgraded after its purchase so that it is no longer investment-grade.

abrdn Funds | abrdn Short Duration High Yield Municipal Fund | Portfolio Turnover Risk
Prospectus [Line Items]
Risk [Text Block]
Portfolio Turnover Risk – The Fund may engage in active and frequent trading of portfolio securities to achieve its investment objective. High portfolio turnover may result in greater transaction costs which may reduce Fund performance. The sale of Fund portfolio securities may also result in greater realization and/or distribution to shareholders of gains or losses as compared to a fund with less active trading, which may include short-term gains taxable at ordinary income tax rates.

abrdn Funds | abrdn Short Duration High Yield Municipal Fund | Tender Option Bonds Risk
Prospectus [Line Items]
Risk [Text Block]
Tender Option Bonds Risk – Tender option bonds are synthetic floating-rate or variable-rate securities issued when long–term bonds are purchased in the primary or secondary market and then deposited into a trust. Tender option bonds may be considered derivatives, and may expose the Fund to the same risks as investments in derivatives, as well as risks associated with leverage, especially the risk of increased volatility.

abrdn Funds | abrdn Short Duration High Yield Municipal Fund | Valuation Risk
Prospectus [Line Items]
Risk [Text Block]
Valuation Risk – The price that the Fund could receive upon the sale of any particular portfolio investment may differ from the Fund’s valuation of the investment, particularly for securities that trade in thin or volatile markets or that are valued using a fair valuation methodology or a price provided by an independent pricing service. As a result, the price received upon the sale of an investment may be less than the value ascribed by the Fund, and the Fund could realize a greater than expected loss or lesser than expected gain upon the sale of the investment. The Fund’s ability to value its investments may also be impacted by technological issues and/or errors by pricing services or other third-party service providers.

abrdn Funds | abrdn U.S. Small Cap Equity Fund | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	If the value of the Fund’s investments decreases, you may lose money.
abrdn Funds | abrdn U.S. Small Cap Equity Fund | Issuer Risk
Prospectus [Line Items]
Risk [Text Block]	Issuer Risk – The value of a security may decline for reasons directly related to the issuer, such as management performance, financial leverage and reduced demand for the issuer’s goods or services.
abrdn Funds | abrdn U.S. Small Cap Equity Fund | Equity Securities Risk
Prospectus [Line Items]
Risk [Text Block]
Equity Securities Risk – The stock or other security of a company may not perform as well as expected, and may decrease in value, because of factors related to the company (such as poorer than expected earnings or certain management decisions), to the industry in which the company is engaged (such as a reduction in the demand for products or services in a particular industry), or to the market as a whole (such as periods of market volatility or instability, or general and prolonged periods of economic decline).

abrdn Funds | abrdn U.S. Small Cap Equity Fund | Foreign Currency Exposure Risk
Prospectus [Line Items]
Risk [Text Block]
Foreign Currency Exposure Risk – The value of foreign currencies relative to the U.S. Dollar fluctuates in response to market, economic, political, regulatory, geopolitical or other conditions. A decline in the value of a foreign currency versus the U.S. Dollar reduces the value in U.S. Dollars of investments denominated in that foreign currency. This risk may impact the Fund more greatly to the extent the Fund does not hedge its currency risk, or hedging techniques used by the Adviser are unsuccessful.

abrdn Funds | abrdn U.S. Small Cap Equity Fund | Foreign Securities Risk
Prospectus [Line Items]
Risk [Text Block]
Foreign Securities Risk – Foreign countries in which the Fund may invest may have markets that are less liquid, less regulated and more volatile than U.S. markets. The value of the Fund’s investments may decline because of factors such as unfavorable or unsuccessful government actions, reduction of government or central bank support and political or financial instability. To the extent the Fund focuses its investments in a single country or only a few countries in a particular geographic region, economic, political, regulatory or other conditions affecting such country or region may have a greater impact on Fund performance relative to a more geographically diversified fund.

abrdn Funds | abrdn U.S. Small Cap Equity Fund | Sector Risk
Prospectus [Line Items]
Risk [Text Block]
Sector Risk – To the extent that the Fund has a significant portion of its assets invested in securities of companies conducting business in a broadly related group of industries within an economic sector, the Fund may be more vulnerable to unfavorable developments in that economic sector than funds that invest more broadly.
Financials Sector Risk. To the extent that the financials sector represents a significant portion of the Fund’s portfolio, the Fund will be sensitive to changes in, and its performance may depend to a greater extent on, factors impacting this sector. Performance of companies in the financials sector may be adversely impacted by many factors, including, among others, government regulations, economic conditions, credit rating downgrades, changes in interest rates, decreased liquidity in credit markets as well as cyber-attacks.

abrdn Funds | abrdn U.S. Small Cap Equity Fund | Small-Cap Securities Risk
Prospectus [Line Items]
Risk [Text Block]
Small-Cap Securities Risk – Securities of smaller companies are usually less stable in price and less liquid than those of larger, more established companies. Therefore, they generally involve greater risk. Small-cap companies may have limited product lines or markets, be less financially secure than larger companies, or depend on a small number of key personnel. If adverse developments occur, such as due to management changes or product failure, the Fund’s investment in a small-cap company may lose substantial value.

abrdn Funds | abrdn U.S. Small Cap Equity Fund | Market Risk
Prospectus [Line Items]
Risk [Text Block]	Market Risk – Deteriorating market conditions might cause a general weakness in the market that reduces the prices, or yield, of securities in those markets in which the Fund invests.
abrdn Funds | abrdn U.S. Small Cap Equity Fund | Active Management Risk
Prospectus [Line Items]
Risk [Text Block]
Active Management Risk – The Fund is subject to the risk that the Adviser may make poor security selections. The Adviser and its portfolio managers apply their own investment techniques and risk analyses in making investment decisions for the Fund and there can be no guarantee that these decisions will achieve the desired results for the Fund. In addition, the Adviser may select securities that underperform the relevant market or other funds with similar investment objectives and strategies.

abrdn Funds | abrdn U.S. Small Cap Equity Fund | Cybersecurity Risk
Prospectus [Line Items]
Risk [Text Block]
Cybersecurity Risk – Cybersecurity incidents may allow an unauthorized party to gain access to Fund assets, customer data (including private shareholder information), or proprietary information, or cause the Fund, the Adviser and/or its service providers (including, but not limited to, Fund accountants, custodians, sub-custodians, transfer agents and financial intermediaries) to suffer data breaches, data corruption or lose operational functionality.

abrdn Funds | abrdn U.S. Small Cap Equity Fund | ESG Integration Risk
Prospectus [Line Items]
Risk [Text Block]
ESG Integration Risk – To the extent ESG factors are used to evaluate investments, the consideration of such factors may adversely affect the Fund’s performance. Not every ESG factor may be identified or evaluated for every investment. ESG characteristics are not the only factors considered and, as a result, the issuers in which the Fund invests may not be issuers with favorable ESG characteristics or high ESG ratings. The application of ESG factors may result in the Fund performing differently than its benchmark index and other funds in its peer group that do not consider ESG factors or consider different ESG  factors.

abrdn Funds | abrdn U.S. Small Cap Equity Fund | Valuation Risk
Prospectus [Line Items]
Risk [Text Block]
Valuation Risk – The price that the Fund could receive upon the sale of any particular portfolio investment may differ from the Fund’s valuation of the investment, particularly for securities that trade in thin or volatile markets or that are valued using a fair valuation methodology or a price provided by an independent pricing service. As a result, the price received upon the sale of an investment may be less than the value ascribed by the Fund, and the Fund could realize a greater than expected loss or lesser than expected gain upon the sale of the investment. The Fund’s ability to value its investments may also be impacted by technological issues and/or errors by pricing services or other third-party service providers.

abrdn Funds | abrdn U.S. Sustainable Leaders Fund | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	If the value of the Fund’s investments decreases, you may lose money.
abrdn Funds | abrdn U.S. Sustainable Leaders Fund | Issuer Risk
Prospectus [Line Items]
Risk [Text Block]	Issuer Risk – The value of a security may decline for reasons directly related to the issuer, such as management performance, financial leverage and reduced demand for the issuer’s goods or services.
abrdn Funds | abrdn U.S. Sustainable Leaders Fund | Equity Securities Risk
Prospectus [Line Items]
Risk [Text Block]
Equity Securities Risk – The stock or other security of a company may not perform as well as expected, and may decrease in value, because of factors related to the company (such as poorer than expected earnings or certain management decisions), to the industry in which the company is engaged (such as a reduction in the demand for products or services in a particular industry), or to the market as a whole (such as periods of market volatility or instability, or general and prolonged periods of economic decline).

abrdn Funds | abrdn U.S. Sustainable Leaders Fund | Sustainable Investing Risk
Prospectus [Line Items]
Risk [Text Block]
Sustainable Investing Risk – The Fund’s “Sustainable Leaders” strategy could cause it to perform differently compared to funds that do not have such strategy. ESG considerations may be linked to long-term rather than short-term returns. The criteria related to the Fund’s Sustainable Leaders strategy, including the exclusion of securities of companies that engage in certain business activities, may result in the Fund forgoing opportunities to buy certain securities when it might otherwise be advantageous to do so, or selling securities for ESG reasons when it might be otherwise disadvantageous for it to do so. In addition, there is a risk that the companies identified as sustainable leaders by the Adviser do not operate as expected when addressing ESG issues. There are significant differences in interpretations of what it means for a company to have positive ESG characteristics. While the Adviser believes its definitions are reasonable, the portfolio decisions it makes may differ with other investors’ or advisers’ views.

abrdn Funds | abrdn U.S. Sustainable Leaders Fund | Foreign Currency Exposure Risk
Prospectus [Line Items]
Risk [Text Block]
Foreign Currency Exposure Risk – The value of foreign currencies relative to the U.S. Dollar fluctuates in response to market, economic, political, regulatory, geopolitical or other conditions. A decline in the value of a foreign currency versus the U.S. Dollar reduces the value in U.S. Dollars of investments denominated in that foreign currency. This risk may impact the Fund more greatly to the extent the Fund does not hedge its currency risk, or hedging techniques used by the Adviser are unsuccessful.

abrdn Funds | abrdn U.S. Sustainable Leaders Fund | Foreign Securities Risk
Prospectus [Line Items]
Risk [Text Block]
Foreign Securities Risk – Foreign countries in which the Fund may invest may have markets that are less liquid, less regulated and more volatile than U.S. markets. The value of the Fund’s investments may decline because of factors such as unfavorable or unsuccessful government actions, reduction of government or central bank support and political or financial instability. To the extent the Fund focuses its investments in a single country or only a few countries in a particular geographic region, economic, political, regulatory or other conditions affecting such country or region may have a greater impact on Fund performance relative to a more geographically diversified fund.

abrdn Funds | abrdn U.S. Sustainable Leaders Fund | Mid-Cap Securities Risk
Prospectus [Line Items]
Risk [Text Block]	Mid-Cap Securities Risk – Securities of medium-sized companies tend to be more volatile and less liquid than securities of larger companies.
abrdn Funds | abrdn U.S. Sustainable Leaders Fund | Sector Risk
Prospectus [Line Items]
Risk [Text Block]
Sector Risk – To the extent that the Fund has a significant portion of its assets invested in securities of companies conducting business in a broadly related group of industries within an economic sector, the Fund may be more vulnerable to unfavorable developments in that economic sector than funds that invest more broadly.
Information Technology Sector Risk. To the extent that the information technology sector represents a significant portion of the Fund, the Fund will be sensitive to changes in, and its performance may depend to a greater extent on, factors impacting this sector. Information technology companies face intense competition, both domestically and internationally, which may have an adverse effect on their profit margins. Like other technology companies, information technology companies may have limited product lines, markets, financial resources or personnel. The products of information technology companies may face obsolescence due to rapid technological developments, frequent new product introduction, unpredictable changes in growth rates and competition for the services of qualified personnel. Companies in the information technology sector are heavily dependent on patent and intellectual property rights. The loss or impairment of these rights may adversely affect the profitability of these companies.

abrdn Funds | abrdn U.S. Sustainable Leaders Fund | Small-Cap Securities Risk
Prospectus [Line Items]
Risk [Text Block]
Small-Cap Securities Risk – Securities of smaller companies are usually less stable in price and less liquid than those of larger, more established companies. Therefore, they generally involve greater risk. Small-cap companies may have limited product lines or markets, be less financially secure than larger companies, or depend on a small number of key personnel. If adverse developments occur, such as due to management changes or product failure, the Fund’s investment in a small-cap company may lose substantial value.

abrdn Funds | abrdn U.S. Sustainable Leaders Fund | Market Risk
Prospectus [Line Items]
Risk [Text Block]	Market Risk – Deteriorating market conditions might cause a general weakness in the market that reduces the prices, or yield, of securities in those markets in which the Fund invests.
abrdn Funds | abrdn U.S. Sustainable Leaders Fund | Active Management Risk
Prospectus [Line Items]
Risk [Text Block]
Active Management Risk – The Fund is subject to the risk that the Adviser may make poor security selections. The Adviser and its portfolio managers apply their own investment techniques and risk analyses in making investment decisions for the Fund and there can be no guarantee that these decisions will achieve the desired results for the Fund. In addition, the Adviser may select securities that underperform the relevant market or other funds with similar investment objectives and strategies.

abrdn Funds | abrdn U.S. Sustainable Leaders Fund | Cybersecurity Risk
Prospectus [Line Items]
Risk [Text Block]
Cybersecurity Risk – Cybersecurity incidents may allow an unauthorized party to gain access to Fund assets, customer data (including private shareholder information), or proprietary information, or cause the Fund, the Adviser and/or its service providers (including, but not limited to, Fund accountants, custodians, sub-custodians, transfer agents and financial intermediaries) to suffer data breaches, data corruption or lose operational functionality.

abrdn Funds | abrdn U.S. Sustainable Leaders Fund | Valuation Risk
Prospectus [Line Items]
Risk [Text Block]
Valuation Risk – The price that the Fund could receive upon the sale of any particular portfolio investment may differ from the Fund’s valuation of the investment, particularly for securities that trade in thin or volatile markets or that are valued using a fair valuation methodology or a price provided by an independent pricing service. As a result, the price received upon the sale of an investment may be less than the value ascribed by the Fund, and the Fund could realize a greater than expected loss or lesser than expected gain upon the sale of the investment. The Fund’s ability to value its investments may also be impacted by technological issues and/or errors by pricing services or other third-party service providers.

abrdn Funds | abrdn Ultra Short Municipal Income Fund | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	If the value of the Fund’s investments decreases, you may lose money.
abrdn Funds | abrdn Ultra Short Municipal Income Fund | Market Risk
Prospectus [Line Items]
Risk [Text Block]	Market Risk – Deteriorating market conditions might cause a general weakness in the market that reduces the prices, or yield, of securities in those markets in which the Fund invests.
abrdn Funds | abrdn Ultra Short Municipal Income Fund | Fixed Income Securities Risk
Prospectus [Line Items]
Risk [Text Block]
Fixed Income Securities Risk – Fixed income securities fluctuate in price based on changes in an issuer’s financial condition and overall market and economic conditions. The value of a fixed income security may also fall due to specific conditions that affect a particular sector of the securities market or a particular issuer. Fixed income securities are subject to, among other risks, credit risk, extension risk, issuer risk, interest rate risk, market risk and prepayment risk.

abrdn Funds | abrdn Ultra Short Municipal Income Fund | Active Management Risk
Prospectus [Line Items]
Risk [Text Block]
Active Management Risk – The Fund is subject to the risk that the Adviser may make poor security selections. The Adviser and its portfolio managers apply their own investment techniques and risk analyses in making investment decisions for the Fund and there can be no guarantee that these decisions will achieve the desired results for the Fund. In addition, the Adviser may select securities that underperform the relevant market or other funds with similar investment objectives and strategies.

abrdn Funds | abrdn Ultra Short Municipal Income Fund | Municipal Securities Risk
Prospectus [Line Items]
Risk [Text Block]
Municipal Securities Risk – Municipal bonds can be significantly affected by political and economic changes, including inflation, as well as uncertainties in the municipal market related to taxation, legislative changes, or the rights of municipal security holders. Municipal bonds have varying levels of sensitivity to changes in interest rates. Interest rate risk is generally lower for shorter-term Municipal bonds and higher for long term Municipal bonds.
Municipal Bond Tax Risk – A municipal bond that is issued as tax-exempt may later be declared to be taxable. In addition, if the federal income tax rate is reduced, the value of the tax exemption may be less valuable, causing the value of a municipal bond to decline.
Municipal Market Volatility and Illiquidity Risk – The municipal bond market can be susceptible to unusual volatility, particularly for lower-rated and unrated securities. Liquidity can be reduced unpredictably in response to overall economic conditions or credit tightening. During times of reduced market liquidity, the Fund may not be able to readily sell bonds without the sale significantly changing the market value of the bond. If the Fund needed to sell large blocks of bonds to meet shareholder redemption requests or to raise cash, those sales could further reduce the bonds’ prices.
Municipal Sector Risk – From time to time the Fund may invest a substantial amount of its assets in municipal securities whose interest is paid solely from revenues of similar projects. If the Fund concentrates its investments in this manner, it assumes the economic risks relating to such projects and this may have a significant impact on the Fund’s investment performance.
State-Specific Risk -  A Fund may from time to time invest a substantial amount of its total assets in municipal securities of issuers in one or more states and, therefore, is subject to the risk that the economies of the states in which it invests, and the revenues supporting the municipal securities, may decline. Investing a substantial amount of its total assets in one or more states means that a Fund is more susceptible to the economic, market, political, regulatory or other occurrences that affect the issuers in those states. The particular states in which a Fund may focus its investments may change over time and the Fund may alter its focus at inopportune times.
Texas State-Specific Risk – To the extent the Fund invests a substantial amount of its assets in Texas municipal securities, the Fund may be affected by economic, regulatory or political developments affecting the ability of Texas issuers to pay interest or repay principal.

abrdn Funds | abrdn Ultra Short Municipal Income Fund | Yield Risk
Prospectus [Line Items]
Risk [Text Block]
Yield Risk – The amount of income received by the Fund will go up or down depending on day-to-day variations in short–term interest rates, and when interest rates are very low the Fund’s expenses could absorb all or a significant portion of the Fund’s income. If interest rates increase, the Fund’s yield may not increase proportionately. For example, the Adviser may discontinue any temporary voluntary fee limitation or recoup amounts previously waived and/or reimbursed.

abrdn Funds | abrdn Ultra Short Municipal Income Fund | Auction Rate Securities Risk
Prospectus [Line Items]
Risk [Text Block]
Auction Rate Securities Risk - Auction rate securities are variable rate bonds whose interest rates are reset at specified intervals through a “Dutch” auction process. A “Dutch” auction is a competitive bidding process designed to determine a single uniform clearing rate that enables purchases and sales of the auction rate securities to take place at par. All accepted bids and holders of the auction rate securities receive the same rate. Auction rate securities holders rely on the liquidity generated by the auction. There is a risk that an auction will fail due to insufficient demand for the securities. If an auction fails, an auction rate security may become illiquid until a subsequent successful auction is conducted, the issuer redeems the issue, or a secondary market develops.

abrdn Funds | abrdn Ultra Short Municipal Income Fund | Cybersecurity Risk
Prospectus [Line Items]
Risk [Text Block]
Cybersecurity Risk – Cybersecurity incidents may allow an unauthorized party to gain access to Fund assets, customer data (including private shareholder information), or proprietary information, or cause the Fund, the Adviser and/or its service providers (including, but not limited to, Fund accountants, custodians, sub-custodians, transfer agents and financial intermediaries) to suffer data breaches, data corruption or lose operational functionality.

abrdn Funds | abrdn Ultra Short Municipal Income Fund | ESG Integration Risk
Prospectus [Line Items]
Risk [Text Block]
ESG Integration Risk – To the extent ESG factors are used to evaluate investments, the consideration of such factors may adversely affect the Fund’s performance. Not every ESG factor may be identified or evaluated for every investment. ESG characteristics are not the only factors considered and, as a result, the issuers in which the Fund invests may not be issuers with favorable ESG characteristics or high ESG ratings. The application of ESG factors may result in the Fund performing differently than its benchmark index and other funds in its peer group that do not consider ESG factors or consider different ESG  factors.

abrdn Funds | abrdn Ultra Short Municipal Income Fund | Interest Rate Risk
Prospectus [Line Items]
Risk [Text Block]
Interest Rate Risk – The Fund’s fixed income investments are subject to interest rate risk, which generally causes the value of a fixed income portfolio to decrease when interest rates rise resulting in a decrease in the Fund’s net assets. Interest rate fluctuations tend to have a greater impact on fixed income-securities with a greater time to maturity and/or lower coupon. A fund with a longer average portfolio duration will be more sensitive to changes in interest rates than a fund with a shorter average portfolio duration. In periods of market volatility, the market values of fixed income securities may be more sensitive to changes in interest rates.

abrdn Funds | abrdn Ultra Short Municipal Income Fund | Investment-Grade Debt Securities
Prospectus [Line Items]
Risk [Text Block]
Investment-Grade Debt Securities – Investment-grade debt securities are debt securities rated within the highest grades (AAA/Aaa through BBB-/Baa) by S&P or Moody’s rating services, and unrated securities of comparable quality. If a Fund invests, at the time of purchase, in a security that is investment-grade, it is possible that such security may be downgraded after its purchase so that it is no longer investment-grade.

abrdn Funds | abrdn Ultra Short Municipal Income Fund | Portfolio Turnover Risk
Prospectus [Line Items]
Risk [Text Block]
Portfolio Turnover Risk – The Fund may engage in active and frequent trading of portfolio securities to achieve its investment objective. High portfolio turnover may result in greater transaction costs which may reduce Fund performance. The sale of Fund portfolio securities may also result in greater realization and/or distribution to shareholders of gains or losses as compared to a fund with less active trading, which may include short-term gains taxable at ordinary income tax rates.

abrdn Funds | abrdn Ultra Short Municipal Income Fund | Tender Option Bonds Risk
Prospectus [Line Items]
Risk [Text Block]
Tender Option Bonds Risk – Tender option bonds are synthetic floating-rate or variable-rate securities issued when long–term bonds are purchased in the primary or secondary market and then deposited into a trust. Tender option bonds may be considered derivatives, and may expose the Fund to the same risks as investments in derivatives, as well as risks associated with leverage, especially the risk of increased volatility.

abrdn Funds | abrdn Ultra Short Municipal Income Fund | Underlying Fund Risk
Prospectus [Line Items]
Risk [Text Block]
Underlying Fund Risk - The risk that the Fund’s performance is closely related to the risks associated with the securities and other investments held by the underlying funds in which it invests and that the ability of the Fund to achieve its investment objective will depend upon the ability of such underlying funds to achieve their investment objectives. Investments in exchange-traded funds are also subject to market risk, tracking error, the potential for trading at a discount or premium to their net asset value, bid/ask spread risk as well as the risks of the underlying securities they hold.

abrdn Funds | abrdn Ultra Short Municipal Income Fund | Valuation Risk
Prospectus [Line Items]
Risk [Text Block]
Valuation Risk – The price that the Fund could receive upon the sale of any particular portfolio investment may differ from the Fund’s valuation of the investment, particularly for securities that trade in thin or volatile markets or that are valued using a fair valuation methodology or a price provided by an independent pricing service. As a result, the price received upon the sale of an investment may be less than the value ascribed by the Fund, and the Fund could realize a greater than expected loss or lesser than expected gain upon the sale of the investment. The Fund’s ability to value its investments may also be impacted by technological issues and/or errors by pricing services or other third-party service providers.

abrdn Funds | abrdn Ultra Short Municipal Income Fund | Variable and Floating Rate Securities Risk
Prospectus [Line Items]
Risk [Text Block]
Variable and Floating Rate Securities Risk – For floating and variable rate obligations, there may be a lag between an actual change in the underlying interest rate benchmark and the reset time for an interest payment of such an obligation, which could harm or benefit the Fund, depending on the interest rate environment or other circumstances. Variable rate demand obligations (“VRDOs”) are floating rate securities that combine an interest in a long term municipal bond with a right to demand payment before maturity from a bank or other financial institution. If the bank or financial institution is unable to pay, the Fund may lose money.

abrdn Multi Fund ETF | abrdn Emerging Markets Dividend Active ETF | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	If the value of the Fund’s investments decreases, you may lose money.
abrdn Multi Fund ETF | abrdn Emerging Markets Dividend Active ETF | Emerging Markets Risk
Prospectus [Line Items]
Risk [Text Block]
Emerging Markets Risk – Emerging markets are countries generally considered to be relatively less developed or industrialized, and investments in emerging markets countries are subject to a magnification of the risks that apply to foreign investments. These risks are greater for securities of companies in emerging market countries because the countries may have less stable governments, more volatile currencies and less established markets (see “Foreign Securities Risk” below).
China Risk. Investments in China and Hong Kong subject the Fund to additional risks, and may make it significantly more volatile than geographically diverse mutual funds. Additional risks associated with investments in China and Hong Kong include exposure to currency fluctuations, less liquidity, expropriation, confiscatory taxation, nationalization, exchange control regulations (including currency blockage), trading halts, imposition of tariffs, limitations on repatriation and differing legal standards. Any spread of an infectious illness, public health threat or similar issue could reduce consumer demand or economic output, result in market closures, travel restrictions or quarantines, and generally have a significant impact on the Chinese economy, which in turn could adversely affect the Fund’s investments. The Fund may gain exposure to companies based or operated in China by investing through legal structures known as variable interest entities (“VIEs”). Instead of directly owning the equity securities of a Chinese company, a VIE enters into service and other contracts with the Chinese company. Although the VIE has no equity ownership of the Chinese company, the contractual arrangements permit the VIE to consolidate the Chinese company into its financial statements. The Chinese government could intervene with respect to VIEs, which could significantly affect the Chinese company’s performance and the enforceability of the VIE’s contractual arrangement with the Chinese company.
Shanghai-Hong Kong and Shenzhen-Hong Kong Stock Connect Risk. Investing in China A shares through Stock Connect involves various considerations and risks, including, but not limited to, illiquidity risk; currency risk; greater price volatility; legal and regulatory uncertainty risk; execution risk; operational risk; tax risk; credit risk; and economic, social and political instability of the stock market in the People’s Republic of China.
Taiwan Risk. Including risks associated with investing in emerging markets, a Fund’s investment in or exposure to Taiwan is also subject to risks associated with, among other things, currency fluctuations, commodity shortages, less liquidity, expropriation, confiscatory taxation, nationalization and exchange control regulations (including currency blockage). Inflation and rapid fluctuations in inflation and interest rates have had, and may continue to have, negative effects on the economy and securities markets of Taiwan. In addition, investments in Taiwan could be adversely affected by political and economic relationship with China.

abrdn Multi Fund ETF | abrdn Emerging Markets Dividend Active ETF | Dividend Strategy Risk
Prospectus [Line Items]
Risk [Text Block]
Dividend Strategy Risk – There is no guarantee that the issuers of the stocks held by the Fund will declare dividends in the future or that, if dividends are declared, they will remain at their current levels or increase over time. The Fund’s emphasis on dividend paying stocks could cause the Fund to underperform similar funds that invest without consideration of a company’s track record of paying dividends or ability to pay dividends in the future. Dividend-paying stocks may not participate in a broad market advance to the same degree as other stocks, and a sharp rise in interest rates or economic downturn could cause a company to unexpectedly reduce or eliminate its dividend.

abrdn Multi Fund ETF | abrdn Emerging Markets Dividend Active ETF | Issuer Risk
Prospectus [Line Items]
Risk [Text Block]	Issuer Risk – The value of a security may decline for reasons directly related to the issuer, such as management performance, financial leverage and reduced demand for the issuer’s goods or services.
abrdn Multi Fund ETF | abrdn Emerging Markets Dividend Active ETF | Equity Securities Risk
Prospectus [Line Items]
Risk [Text Block]
Equity Securities Risk – The stock or other security of a company may not perform as well as expected, and may decrease in value, because of factors related to the company (such as poorer than expected earnings or certain management decisions), to the industry in which the company is engaged (such as a reduction in the demand for products or services in a particular industry), or to the market as a whole (such as periods of market volatility or instability, or general and prolonged periods of economic decline).

abrdn Multi Fund ETF | abrdn Emerging Markets Dividend Active ETF | Foreign Currency Exposure Risk
Prospectus [Line Items]
Risk [Text Block]
Foreign Currency Exposure Risk – The value of foreign currencies relative to the U.S. Dollar fluctuates in response to market, economic, political, regulatory, geopolitical or other conditions. A decline in the value of a foreign currency versus the U.S. Dollar reduces the value in U.S. Dollars of investments denominated in that foreign currency. This risk may impact the Fund more greatly to the extent the Fund does not hedge its currency risk, or hedging techniques used by the Adviser are unsuccessful.

abrdn Multi Fund ETF | abrdn Emerging Markets Dividend Active ETF | Foreign Securities Risk
Prospectus [Line Items]
Risk [Text Block]
Foreign Securities Risk – Foreign countries in which the Fund may invest may have markets that are less liquid, less regulated and more volatile than U.S. markets. The value of the Fund’s investments may decline because of factors such as unfavorable or unsuccessful government actions, reduction of government or central bank support and political or financial instability. To the extent the Fund focuses its investments in a single country or only a few countries in a particular geographic region, economic, political, regulatory or other conditions affecting such country or region may have a greater impact on Fund performance relative to a more geographically diversified fund.

abrdn Multi Fund ETF | abrdn Emerging Markets Dividend Active ETF | Mid-Cap Securities Risk
Prospectus [Line Items]
Risk [Text Block]	Mid-Cap Securities Risk – Securities of medium-sized companies tend to be more volatile and less liquid than securities of larger companies.
abrdn Multi Fund ETF | abrdn Emerging Markets Dividend Active ETF | Sector Risk
Prospectus [Line Items]
Risk [Text Block]
Sector Risk – To the extent that the Fund has a significant portion of its assets invested in securities of companies conducting business in a broadly related group of industries within an economic sector, the Fund may be more vulnerable to unfavorable developments in that economic sector than funds that invest more broadly.
Financials Sector Risk. To the extent that the financials sector represents a significant portion of the Fund, the Fund will be sensitive to changes in, and its performance may depend to a greater extent on, factors impacting this sector. Performance of companies in the financials sector may be adversely impacted by many factors, including, among others, government regulations, economic conditions, credit rating downgrades, changes in interest rates, decreased liquidity in credit markets as well as cyber-attacks.
Information Technology Sector Risk. To the extent that the information technology sector represents a significant portion of the Fund, the Fund will be sensitive to changes in, and its performance may depend to a greater extent on, factors impacting this sector. Information technology companies face intense competition, both domestically and internationally, which may have an adverse effect on their profit margins. Like other technology companies, information technology companies may have limited product lines, markets, financial resources or personnel. The products of information technology companies may face obsolescence due to rapid technological developments, frequent new product introduction, unpredictable changes in growth rates and competition for the services of qualified personnel. Companies in the information technology sector are heavily dependent on patent and intellectual property rights. The loss or impairment of these rights may adversely affect the profitability of these companies.

abrdn Multi Fund ETF | abrdn Emerging Markets Dividend Active ETF | Small-Cap Securities Risk
Prospectus [Line Items]
Risk [Text Block]
Small-Cap Securities Risk – Securities of smaller companies are usually less stable in price and less liquid than those of larger, more established companies. Therefore, they generally involve greater risk. Small-cap companies may have limited product lines or markets, be less financially secure than larger companies, or depend on a small number of key personnel. If adverse developments occur, such as due to management changes or product failure, a Fund’s investment in a small-cap company may lose substantial value.

abrdn Multi Fund ETF | abrdn Emerging Markets Dividend Active ETF | Market Risk
Prospectus [Line Items]
Risk [Text Block]	Market Risk – Deteriorating market conditions might cause a general weakness in the market that reduces the prices, or yield, of securities in those markets in which the Fund invests.
abrdn Multi Fund ETF | abrdn Emerging Markets Dividend Active ETF | Active Management Risk
Prospectus [Line Items]
Risk [Text Block]
Active Management Risk – The Fund is subject to the risk that the Adviser may make poor security selections. The Adviser and its portfolio managers apply their own investment techniques and risk analyses in making investment decisions for the Fund and there can be no guarantee that these decisions will achieve the desired results for the Fund. In addition, the Adviser may select securities that underperform the relevant market or other funds with similar investment objectives and strategies.

abrdn Multi Fund ETF | abrdn Emerging Markets Dividend Active ETF | Cybersecurity Risk
Prospectus [Line Items]
Risk [Text Block]
Cybersecurity Risk – Cybersecurity incidents may allow an unauthorized party to gain access to Fund assets, customer data (including private shareholder information), or proprietary information, or cause the Fund, the Adviser and/or its service providers (including, but not limited to, Fund accountants, custodians, sub-custodians, transfer agents and financial intermediaries) to suffer data breaches, data corruption or lose operational functionality.

abrdn Multi Fund ETF | abrdn Emerging Markets Dividend Active ETF | ESG Integration Risk
Prospectus [Line Items]
Risk [Text Block]
ESG Integration Risk – To the extent ESG factors are used to evaluate investments, the consideration of such factors may adversely affect the Fund’s performance. Not every ESG factor may be identified or evaluated for every investment. ESG characteristics are not the only factors considered and, as a result, the issuers in which the Fund invests may not be issuers with favorable ESG characteristics or high ESG ratings. The application of ESG factors may result in the Fund performing differently than its benchmark index and other funds in its peer group that do not consider ESG factors or consider different ESG  factors.

abrdn Multi Fund ETF | abrdn Emerging Markets Dividend Active ETF | Valuation Risk
Prospectus [Line Items]
Risk [Text Block]
Valuation Risk – The price that the Fund could receive upon the sale of any particular portfolio investment may differ from the Fund’s valuation of the investment, particularly for securities that trade in thin or volatile markets or that are valued using a fair valuation methodology or a price provided by an independent pricing service. As a result, the price received upon the sale of an investment may be less than the value ascribed by the Fund, and the Fund could realize a greater than expected loss or lesser than expected gain upon the sale of the investment. The Fund’s ability to value its investments may also be impacted by technological issues and/or errors by pricing services or other third-party service providers.

abrdn Multi Fund ETF | abrdn Emerging Markets Dividend Active ETF | Frontier Markets Risk
Prospectus [Line Items]
Risk [Text Block]
Frontier Markets Risk - Frontier markets involve the same risks as emerging markets, but to a greater extent since they tend to be even smaller, less developed, and less accessible than other emerging markets.

abrdn Multi Fund ETF | abrdn Emerging Markets Dividend Active ETF | Liquidity Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Liquidity Risk – Generally, only APs may redeem Shares. Investors other than APs wishing to realize their Shares will generally need to rely on secondary trading in the public trading market. There can be no assurance as to the price at which, or volume in which, it may at any time be possible to realize Shares in the public trading market. Although the Shares are listed for trading on Nasdaq, there can be no assurance that an active trading market for such shares will develop or be maintained.

abrdn Multi Fund ETF | abrdn Emerging Markets Dividend Active ETF | Market Trading Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Market Trading Risk – There can be no assurance as to the price at which, or volume in which, it may at any time be possible to buy or sell Shares in the public trading market. Although the Shares are listed for trading on Nasdaq, there can be no assurance that an active trading market for such Shares will develop or be maintained. Although it is expected that the market price of the Shares will approximate the Fund’s NAV when purchased and sold in the secondary market, the Fund faces numerous market trading risks, including the potential lack of an active market for Shares, disruptions in the securities markets in which the Fund invests, periods of high market volatility and disruptions in the creation/redemption process. Any of these may lead to times when the market price of the Shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount).

abrdn Multi Fund ETF | abrdn Emerging Markets Dividend Active ETF | Authorized Participants Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Authorized Participants Risk – The Fund has entered into Authorized Participant (AP) agreements with only a limited number of institutions. Should these APs cease to act as such or, for any reason, be unable to create or redeem Shares and new APs are not appointed in their place, Shares may trade at a discount to the Fund’s NAV and possibly face delisting.

abrdn Multi Fund ETF | abrdn Emerging Markets Dividend Active ETF | Depositary Receipts Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Depositary Receipts Risk – Investments in depositary receipts may entail the special risks of investing in foreign securities, including currency exchange fluctuations, government regulations, and the potential for political and economic instability.

abrdn Multi Fund ETF | abrdn Emerging Markets Dividend Active ETF | Preferred Shares Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Preferred Shares Risk – Preferred shares in which the Fund may invest are sensitive to interest rate changes, and are also subject to equity risk, which is the risk that stock prices will fall over short or extended periods of time. The rights of preferred shares on the distribution of a company’s assets in the event of a liquidation are generally subordinate to the rights associated with a company’s debt securities.

abrdn Multi Fund ETF | abrdn Emerging Markets Dividend Active ETF | Cash Transactions Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Cash Transactions Risk – Unlike certain exchange-traded funds (“ETFs”), the Fund expects to effect its redemptions partially for cash, rather than primarily for in-kind securities. As such, investments in Shares may be less tax-efficient than an investment in a conventional ETF which generally are able to make in-kind redemptions and avoid realizing gains in connection with transactions designed to raise cash to meet redemption requests.

abrdn Multi Fund ETF | abrdn Focused U.S. Small Cap Active ETF | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	If the value of the Fund’s investments decreases, you may lose money.
abrdn Multi Fund ETF | abrdn Focused U.S. Small Cap Active ETF | Issuer Risk
Prospectus [Line Items]
Risk [Text Block]	Issuer Risk – The value of a security may decline for reasons directly related to the issuer, such as management performance, financial leverage and reduced demand for the issuer’s goods or services.
abrdn Multi Fund ETF | abrdn Focused U.S. Small Cap Active ETF | Equity Securities Risk
Prospectus [Line Items]
Risk [Text Block]
Equity Securities Risk – The stock or other security of a company may not perform as well as expected, and may decrease in value, because of factors related to the company (such as poorer than expected earnings or certain management decisions), to the industry in which the company is engaged (such as a reduction in the demand for products or services in a particular industry), or to the market as a whole (such as periods of market volatility or instability, or general and prolonged periods of economic decline).

abrdn Multi Fund ETF | abrdn Focused U.S. Small Cap Active ETF | Foreign Currency Exposure Risk
Prospectus [Line Items]
Risk [Text Block]
Foreign Currency Exposure Risk – The value of foreign currencies relative to the U.S. Dollar fluctuates in response to market, economic, political, regulatory, geopolitical or other conditions. A decline in the value of a foreign currency versus the U.S. Dollar reduces the value in U.S. Dollars of investments denominated in that foreign currency. This risk may impact the Fund more greatly to the extent the Fund does not hedge its currency risk, or hedging techniques used by the Adviser are unsuccessful.

abrdn Multi Fund ETF | abrdn Focused U.S. Small Cap Active ETF | Foreign Securities Risk
Prospectus [Line Items]
Risk [Text Block]
Foreign Securities Risk – Foreign countries in which the Fund may invest may have markets that are less liquid, less regulated and more volatile than U.S. markets. The value of the Fund’s investments may decline because of factors such as unfavorable or unsuccessful government actions, reduction of government or central bank support and political or financial instability. To the extent the Fund focuses its investments in a single country or only a few countries in a particular geographic region, economic, political, regulatory or other conditions affecting such country or region may have a greater impact on Fund performance relative to a more geographically diversified fund.

abrdn Multi Fund ETF | abrdn Focused U.S. Small Cap Active ETF | Sector Risk
Prospectus [Line Items]
Risk [Text Block]
Sector Risk – To the extent that the Fund has a significant portion of its assets invested in securities of companies conducting business in a broadly related group of industries within an economic sector, the Fund may be more vulnerable to unfavorable developments in that economic sector than funds that invest more broadly.

abrdn Multi Fund ETF | abrdn Focused U.S. Small Cap Active ETF | Small-Cap Securities Risk
Prospectus [Line Items]
Risk [Text Block]
Small-Cap Securities Risk – Securities of smaller companies are usually less stable in price and less liquid than those of larger, more established companies. Therefore, they generally involve greater risk. Small-cap companies may have limited product lines or markets, be less financially secure than larger companies, or depend on a small number of key personnel. If adverse developments occur, such as due to management changes or product failure, a Fund’s investment in a small-cap company may lose substantial value.

abrdn Multi Fund ETF | abrdn Focused U.S. Small Cap Active ETF | Market Risk
Prospectus [Line Items]
Risk [Text Block]	Market Risk – Deteriorating market conditions might cause a general weakness in the market that reduces the prices, or yield, of securities in those markets in which the Fund invests.
abrdn Multi Fund ETF | abrdn Focused U.S. Small Cap Active ETF | Active Management Risk
Prospectus [Line Items]
Risk [Text Block]
Active Management Risk – The Fund is subject to the risk that the Adviser may make poor security selections. The Adviser and its portfolio managers apply their own investment techniques and risk analyses in making investment decisions for the Fund and there can be no guarantee that these decisions will achieve the desired results for the Fund. In addition, the Adviser may select securities that underperform the relevant market or other funds with similar investment objectives and strategies.

abrdn Multi Fund ETF | abrdn Focused U.S. Small Cap Active ETF | Cybersecurity Risk
Prospectus [Line Items]
Risk [Text Block]
Cybersecurity Risk – Cybersecurity incidents may allow an unauthorized party to gain access to Fund assets, customer data (including private shareholder information), or proprietary information, or cause the Fund, the Adviser and/or its service providers (including, but not limited to, Fund accountants, custodians, sub-custodians, transfer agents and financial intermediaries) to suffer data breaches, data corruption or lose operational functionality.

abrdn Multi Fund ETF | abrdn Focused U.S. Small Cap Active ETF | ESG Integration Risk
Prospectus [Line Items]
Risk [Text Block]
ESG Integration Risk – To the extent ESG factors are used to evaluate investments, the consideration of such factors may adversely affect the Fund’s performance. Not every ESG factor may be identified or evaluated for every investment. ESG characteristics are not the only factors considered and, as a result, the issuers in which the Fund invests may not be issuers with favorable ESG characteristics or high ESG ratings. The application of ESG factors may result in the Fund performing differently than its benchmark index and other funds in its peer group that do not consider ESG factors or consider different ESG  factors.

abrdn Multi Fund ETF | abrdn Focused U.S. Small Cap Active ETF | Valuation Risk
Prospectus [Line Items]
Risk [Text Block]
Valuation Risk – The price that the Fund could receive upon the sale of any particular portfolio investment may differ from the Fund’s valuation of the investment, particularly for securities that trade in thin or volatile markets or that are valued using a fair valuation methodology or a price provided by an independent pricing service. As a result, the price received upon the sale of an investment may be less than the value ascribed by the Fund, and the Fund could realize a greater than expected loss or lesser than expected gain upon the sale of the investment. The Fund’s ability to value its investments may also be impacted by technological issues and/or errors by pricing services or other third-party service providers.

abrdn Multi Fund ETF | abrdn Focused U.S. Small Cap Active ETF | Focus Risk
Prospectus [Line Items]
Risk [Text Block]
Focus Risk – Funds that invest a greater proportion of their assets in the securities of a smaller number of issuers will be subject to greater volatility with respect to their investments than funds that invest in a larger number of securities.

abrdn Multi Fund ETF | abrdn Focused U.S. Small Cap Active ETF | Market Trading Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Market Trading Risk – There can be no assurance as to the price at which, or volume in which, it may at any time be possible to buy or sell Shares in the public trading market. Although the Shares are listed for trading on Nasdaq, there can be no assurance that an active trading market for such Shares will develop or be maintained. Although it is expected that the market price of the Shares will approximate the Fund’s NAV when purchased and sold in the secondary market, the Fund faces numerous market trading risks, including the potential lack of an active market for Shares, disruptions in the securities markets in which the Fund invests, periods of high market volatility and disruptions in the creation/redemption process. Any of these may lead to times when the market price of the Shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount).

abrdn Multi Fund ETF | abrdn Focused U.S. Small Cap Active ETF | Authorized Participants Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Authorized Participants Risk – The Fund has entered into Authorized Participant (AP) agreements with only a limited number of institutions. Should these APs cease to act as such or, for any reason, be unable to create or redeem Shares and new APs are not appointed in their place, Shares may trade at a discount to the Fund’s NAV and possibly face delisting.

abrdn Multi Fund ETF | abrdn Focused U.S. Small Cap Active ETF | Depositary Receipts Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Depositary Receipts Risk – Investments in depositary receipts may entail the special risks of investing in foreign securities, including currency exchange fluctuations, government regulations, and the potential for political and economic instability.

abrdn Multi Fund ETF | abrdn Focused U.S. Small Cap Active ETF | Preferred Shares Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Preferred Shares Risk – Preferred shares in which the Fund may invest are sensitive to interest rate changes, and are also subject to equity risk, which is the risk that stock prices will fall over short or extended periods of time. The rights of preferred shares on the distribution of a company’s assets in the event of a liquidation are generally subordinate to the rights associated with a company’s debt securities.

abrdn Multi Fund ETF | abrdn Focused U.S. Small Cap Active ETF | Liquidity Risk
Prospectus [Line Items]
Risk [Text Block]
Liquidity Risk – Generally, only APs may redeem Shares. Investors other than APs wishing to realize their Shares will generally need to rely on secondary trading in the public trading market. There can be no assurance as to the price at which, or volume in which, it may at any time be possible to realize Shares in the public trading market. Although the Shares are listed for trading on Nasdaq, there can be no assurance that an active trading market for such shares will develop or be maintained.

abrdn Multi Fund ETF | abrdn International Small Cap Active ETF | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	If the value of the Fund’s investments decreases, you may lose money.
abrdn Multi Fund ETF | abrdn International Small Cap Active ETF | Emerging Markets Risk
Prospectus [Line Items]
Risk [Text Block]
Emerging Markets Risk – Emerging markets are countries generally considered to be relatively less developed or industrialized, and investments in emerging markets countries are subject to a magnification of the risks that apply to foreign investments. These risks are greater for securities of companies in emerging market countries because the countries may have less stable governments, more volatile currencies and less established markets (see “Foreign Securities Risk” below).

abrdn Multi Fund ETF | abrdn International Small Cap Active ETF | Issuer Risk
Prospectus [Line Items]
Risk [Text Block]	Issuer Risk – The value of a security may decline for reasons directly related to the issuer, such as management performance, financial leverage and reduced demand for the issuer’s goods or services.
abrdn Multi Fund ETF | abrdn International Small Cap Active ETF | Equity Securities Risk
Prospectus [Line Items]
Risk [Text Block]
Equity Securities Risk – The stock or other security of a company may not perform as well as expected, and may decrease in value, because of factors related to the company (such as poorer than expected earnings or certain management decisions), to the industry in which the company is engaged (such as a reduction in the demand for products or services in a particular industry), or to the market as a whole (such as periods of market volatility or instability, or general and prolonged periods of economic decline).

abrdn Multi Fund ETF | abrdn International Small Cap Active ETF | Foreign Currency Exposure Risk
Prospectus [Line Items]
Risk [Text Block]
Foreign Currency Exposure Risk – The value of foreign currencies relative to the U.S. Dollar fluctuates in response to market, economic, political, regulatory, geopolitical or other conditions. A decline in the value of a foreign currency versus the U.S. Dollar reduces the value in U.S. Dollars of investments denominated in that foreign currency. This risk may impact the Fund more greatly to the extent the Fund does not hedge its currency risk, or hedging techniques used by the Adviser are unsuccessful.

abrdn Multi Fund ETF | abrdn International Small Cap Active ETF | Foreign Securities Risk
Prospectus [Line Items]
Risk [Text Block]
Foreign Securities Risk – Foreign countries in which the Fund may invest may have markets that are less liquid, less regulated and more volatile than U.S. markets. The value of the Fund’s investments may decline because of factors such as unfavorable or unsuccessful government actions, reduction of government or central bank support and political or financial instability. To the extent the Fund focuses its investments in a single country or only a few countries in a particular geographic region, economic, political, regulatory or other conditions affecting such country or region may have a greater impact on Fund performance relative to a more geographically diversified fund.

abrdn Multi Fund ETF | abrdn International Small Cap Active ETF | Mid-Cap Securities Risk
Prospectus [Line Items]
Risk [Text Block]	Mid-Cap Securities Risk – Securities of medium-sized companies tend to be more volatile and less liquid than securities of larger companies.
abrdn Multi Fund ETF | abrdn International Small Cap Active ETF | Sector Risk
Prospectus [Line Items]
Risk [Text Block]
Sector Risk – To the extent that the Fund has a significant portion of its assets invested in securities of companies conducting business in a broadly related group of industries within an economic sector, the Fund may be more vulnerable to unfavorable developments in that economic sector than funds that invest more broadly.
Industrials Sector Risk. The value of securities issued by companies in the industrials sector may be adversely affected by supply and demand related to their specific products or services and industrials sector products in general. The products of manufacturing companies may face obsolescence due to rapid technological developments and frequent new product introduction. Government regulations, world events, economic conditions and exchange rates may adversely affect the performance of companies in the industrials sector. Companies in the industrials sector may be adversely affected by liability for environmental damage and product liability claims. The industrials sector may also be adversely affected by changes or trends in commodity prices, which may be influenced by unpredictable factors. Companies in the industrials sector, particularly aerospace and defense companies, may also be adversely affected by government spending policies because companies involved in this sector rely to a significant extent on government demand for their products and services.

abrdn Multi Fund ETF | abrdn International Small Cap Active ETF | Small-Cap Securities Risk
Prospectus [Line Items]
Risk [Text Block]
Small-Cap Securities Risk – Securities of smaller companies are usually less stable in price and less liquid than those of larger, more established companies. Therefore, they generally involve greater risk. Small-cap companies may have limited product lines or markets, be less financially secure than larger companies, or depend on a small number of key personnel. If adverse developments occur, such as due to management changes or product failure, the Fund’s investment in a small-cap company may lose substantial value.

abrdn Multi Fund ETF | abrdn International Small Cap Active ETF | Market Risk
Prospectus [Line Items]
Risk [Text Block]	Market Risk – Deteriorating market conditions might cause a general weakness in the market that reduces the prices, or yield, of securities in those markets in which the Fund invests.
abrdn Multi Fund ETF | abrdn International Small Cap Active ETF | Active Management Risk
Prospectus [Line Items]
Risk [Text Block]
Active Management Risk – The Fund is subject to the risk that the Adviser or Sub-adviser may make poor security selections. The Adviser or Sub-adviser and their portfolio managers apply their own investment techniques and risk analyses in making investment decisions for the Fund and there can be no guarantee that these decisions will achieve the desired results for the Fund. In addition, the Adviser or the Sub-adviser may select securities that underperform the relevant market or other funds with similar investment objectives and strategies.

abrdn Multi Fund ETF | abrdn International Small Cap Active ETF | Cybersecurity Risk
Prospectus [Line Items]
Risk [Text Block]
Cybersecurity Risk – Cybersecurity incidents may allow an unauthorized party to gain access to Fund assets, customer data (including private shareholder information), or proprietary information, or cause the Fund, the Adviser and/or its service providers (including, but not limited to, Fund accountants, custodians, sub-custodians, transfer agents and financial intermediaries) to suffer data breaches, data corruption or lose operational functionality.

abrdn Multi Fund ETF | abrdn International Small Cap Active ETF | ESG Integration Risk
Prospectus [Line Items]
Risk [Text Block]
ESG Integration Risk – To the extent ESG factors are used to evaluate investments, the consideration of such factors may adversely affect the Fund’s performance. Not every ESG factor may be identified or evaluated for every investment. ESG characteristics are not the only factors considered and, as a result, the issuers in which the Fund invests may not be issuers with favorable ESG characteristics or high ESG ratings. The application of ESG factors may result in the Fund performing differently than its benchmark index and other funds in its peer group that do not consider ESG factors or consider different ESG  factors.

abrdn Multi Fund ETF | abrdn International Small Cap Active ETF | Valuation Risk
Prospectus [Line Items]
Risk [Text Block]
Valuation Risk – The price that the Fund could receive upon the sale of any particular portfolio investment may differ from the Fund’s valuation of the investment, particularly for securities that trade in thin or volatile markets or that are valued using a fair valuation methodology or a price provided by an independent pricing service. As a result, the price received upon the sale of an investment may be less than the value ascribed by the Fund, and the Fund could realize a greater than expected loss or lesser than expected gain upon the sale of the investment. The Fund’s ability to value its investments may also be impacted by technological issues and/or errors by pricing services or other third-party service providers. If the value of the Fund’s investments decreases, you may lose money.

abrdn Multi Fund ETF | abrdn International Small Cap Active ETF | Market Trading Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Market Trading Risk – There can be no assurance as to the price at which, or volume in which, it may at any time be possible to buy or sell Shares in the public trading market. Although the Shares are listed for trading on Nasdaq, there can be no assurance that an active trading market for such Shares will develop or be maintained. Although it is expected that the market price of the Shares will approximate the Fund’s NAV when purchased and sold in the secondary market, the Fund faces numerous market trading risks, including the potential lack of an active market for Shares, disruptions in the securities markets in which the Fund invests, periods of high market volatility and disruptions in the creation/redemption process. Any of these may lead to times when the market price of the Shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount).

abrdn Multi Fund ETF | abrdn International Small Cap Active ETF | Authorized Participants Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Authorized Participants Risk – The Fund has entered into Authorized Participant (AP) agreements with only a limited number of institutions. Should these APs cease to act as such or, for any reason, be unable to create or redeem Shares and new APs are not appointed in their place, Shares may trade at a discount to the Fund’s NAV and possibly face delisting.

abrdn Multi Fund ETF | abrdn International Small Cap Active ETF | Depositary Receipts Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Depositary Receipts Risk – Investments in depositary receipts may entail the special risks of investing in foreign securities, including currency exchange fluctuations, government regulations, and the potential for political and economic instability.

abrdn Multi Fund ETF | abrdn International Small Cap Active ETF | Exchange-Traded Fund Risk
Prospectus [Line Items]
Risk [Text Block]
Exchange-Traded Fund Risk – To the extent that the Fund invests in ETFs, the Fund may be subject to, among other risks, tracking error risk and passive and, in some cases, active management investment risk. An active secondary market in ETF shares may not develop or be maintained and may be halted or interrupted due to actions by its listing exchange, unusual market conditions or other reasons. There can be no assurance that an ETF’s shares will continue to be listed on an active exchange. In addition, Fund shareholders bear both their proportionate share of the Fund’s expenses and similar expenses incurred through the Fund’s ownership of the ETF. Where all or a portion of underlying ETF securities trade in a market that is closed when the market in which the ETF’s shares are listed and trading is open, there may be changes between the last quote from the closed foreign market and the value of such security during the ETF’s domestic trading day. This in turn could lead to differences between the market price of the ETF shares and the underlying value of those shares.

abrdn Multi Fund ETF | abrdn International Small Cap Active ETF | Preferred Shares Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Preferred Shares Risk – Preferred shares in which the Fund may invest are sensitive to interest rate changes, and are also subject to equity risk, which is the risk that stock prices will fall over short or extended periods of time. The rights of preferred shares on the distribution of a company’s assets in the event of a liquidation are generally subordinate to the rights associated with a company’s debt securities.

abrdn Multi Fund ETF | abrdn International Small Cap Active ETF | Cash Transactions Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Cash Transactions Risk – Unlike certain exchange-traded funds (“ETFs”), the Fund expects to effect its redemptions partially for cash, rather than primarily for in-kind securities. As such, investments in Shares may be less tax-efficient than an investment in a conventional ETF which generally are able to make in-kind redemptions and avoid realizing gains in connection with transactions designed to raise cash to meet redemption requests.

abrdn Multi Fund ETF | abrdn International Small Cap Active ETF | Liquidity Risk
Prospectus [Line Items]
Risk [Text Block]
Liquidity Risk – Generally, only APs may redeem Shares. Investors other than APs wishing to realize their Shares will generally need to rely on secondary trading in the public trading market. There can be no assurance as to the price at which, or volume in which, it may at any time be possible to realize Shares in the public trading market. Although the Shares are listed for trading on Nasdaq, there can be no assurance that an active trading market for such shares will develop or be maintained.

abrdn Multi Fund ETF | abrdn Ultra Short Municipal Income Active ETF | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	If the value of the Fund’s investments decreases, you may lose money.
abrdn Multi Fund ETF | abrdn Ultra Short Municipal Income Active ETF | High-Yield Bonds and Other Lower-Rated Securities Risk
Prospectus [Line Items]
Risk [Text Block]
High-Yield Bonds and Other Lower-Rated Securities Risk – The Fund’s investments in high-yield bonds (commonly referred to as “junk bonds”) and other lower-rated securities will subject the Fund to substantial risk of loss. Investments in high–yield bonds are speculative and issuers of these securities are generally considered to be less financially secure and less able to repay interest and principal than issuers of investment-grade securities. Prices of high-yield bonds tend to be very volatile. These securities are less liquid than investment-grade debt securities and may be difficult to price or sell, particularly in times of negative sentiment toward high-yield securities.

abrdn Multi Fund ETF | abrdn Ultra Short Municipal Income Active ETF | Market Risk
Prospectus [Line Items]
Risk [Text Block]	Market Risk – Deteriorating market conditions might cause a general weakness in the market that reduces the prices, or yield, of securities in those markets in which the Fund invests.
abrdn Multi Fund ETF | abrdn Ultra Short Municipal Income Active ETF | Fixed Income Securities Risk
Prospectus [Line Items]
Risk [Text Block]
Fixed Income Securities Risk – Fixed income securities fluctuate in price based on changes in an issuer’s financial condition and overall market and economic conditions. The value of a fixed income security may also fall due to specific conditions that affect a particular sector of the securities market or a particular issuer. Fixed income securities are subject to, among other risks, credit risk, extension risk, issuer risk, interest rate risk, market risk and prepayment risk.

abrdn Multi Fund ETF | abrdn Ultra Short Municipal Income Active ETF | Active Management Risk
Prospectus [Line Items]
Risk [Text Block]
Active Management Risk – The Fund is subject to the risk that the Adviser may make poor security selections. The Adviser and its portfolio managers apply their own investment techniques and risk analyses in making investment decisions for the Fund and there can be no guarantee that these decisions will achieve the desired results for the Fund. In addition, the Adviser may select securities that underperform the relevant market or other funds with similar investment objectives and strategies.

abrdn Multi Fund ETF | abrdn Ultra Short Municipal Income Active ETF | Municipal Securities Risk
Prospectus [Line Items]
Risk [Text Block]
Municipal Securities Risk – Municipal bonds can be significantly affected by political and economic changes, including inflation, as well as uncertainties in the municipal market related to taxation, legislative changes, or the rights of municipal security holders. Municipal bonds have varying levels of sensitivity to changes in interest rates. Interest rate risk is generally lower for shorter-term municipal bonds and higher for long term municipal bonds.
Municipal Bond Tax Risk – A municipal bond that is issued as tax-exempt may later be declared to be taxable. In addition, if the federal income tax rate is reduced, the value of the tax exemption may be less valuable, causing the value of a municipal bond to decline.
Municipal Market Volatility and Illiquidity Risk – The municipal bond market can be susceptible to unusual volatility, particularly for lower-rated and unrated securities. Liquidity can be reduced unpredictably in response to overall economic conditions or credit tightening. During times of reduced market liquidity, the Fund may not be able to readily sell bonds without the sale significantly changing the market value of the bond. If the Fund needed to sell large blocks of bonds to meet shareholder redemption requests or to raise cash, those sales could further reduce the bonds’ prices.
Municipal Sector Risk – From time to time the Fund may invest a substantial amount of its assets in municipal securities whose interest is paid solely from revenues of similar projects. If the Fund concentrates its investments in this manner, it assumes the economic risks relating to such projects and this may have a significant impact on the Fund’s investment performance.
State-Specific Risk -  A Fund may from time to time invest a substantial amount of its total assets in municipal securities of issuers in one or more states and, therefore, is subject to the risk that the economies of the states in which it invests, and the revenues supporting the municipal securities, may decline. Investing a substantial amount of its total assets in one or more states means that a Fund is more susceptible to the economic, market, political, regulatory or other occurrences that affect the issuers in those states. The particular states in which a Fund may focus its investments may change over time and the Fund may alter its focus at inopportune times.
New York State-Specific Risk – To the extent the Fund invests a substantial amount of its assets in New York municipal securities, the Fund may be affected by economic, regulatory or political developments affecting the ability of New York issuers to pay interest or repay principal.
Texas State-Specific Risk – To the extent the Fund invests a substantial amount of its assets in Texas municipal securities, the Fund may be affected by economic, regulatory or political developments affecting the ability of Texas issuers to pay interest or repay principal.

abrdn Multi Fund ETF | abrdn Ultra Short Municipal Income Active ETF | Yield Risk
Prospectus [Line Items]
Risk [Text Block]
Yield Risk – The amount of income received by the Fund will go up or down depending on day-to-day variations in short–term interest rates, and when interest rates are very low the Fund’s expenses could absorb all or a significant portion of the Fund’s income. If interest rates increase, the Fund’s yield may not increase proportionately. For example, the Adviser may discontinue any temporary voluntary fee limitation or recoup amounts previously waived and/or reimbursed.

abrdn Multi Fund ETF | abrdn Ultra Short Municipal Income Active ETF | Auction Rate Securities Risk
Prospectus [Line Items]
Risk [Text Block]
Auction Rate Securities Risk - Auction rate securities are variable rate bonds whose interest rates are reset at specified intervals through a “Dutch” auction process. A “Dutch” auction is a competitive bidding process designed to determine a single uniform clearing rate that enables purchases and sales of the auction rate securities to take place at par. All accepted bids and holders of the auction rate securities receive the same rate. Auction rate securities holders rely on the liquidity generated by the auction. There is a risk that an auction will fail due to insufficient demand for the securities. If an auction fails, an auction rate security may become illiquid until a subsequent successful auction is conducted, the issuer redeems the issue, or a secondary market develops.

abrdn Multi Fund ETF | abrdn Ultra Short Municipal Income Active ETF | Cybersecurity Risk
Prospectus [Line Items]
Risk [Text Block]
Cybersecurity Risk – Cybersecurity incidents may allow an unauthorized party to gain access to Fund assets, customer data (including private shareholder information), or proprietary information, or cause the Fund, the Adviser and/or its service providers (including, but not limited to, Fund accountants, custodians, sub-custodians, transfer agents and financial intermediaries) to suffer data breaches, data corruption or lose operational functionality.

abrdn Multi Fund ETF | abrdn Ultra Short Municipal Income Active ETF | ESG Integration Risk
Prospectus [Line Items]
Risk [Text Block]
ESG Integration Risk – To the extent ESG factors are used to evaluate investments, the consideration of such factors may adversely affect the Fund’s performance. Not every ESG factor may be identified or evaluated for every investment. ESG characteristics are not the only factors considered and, as a result, the issuers in which the Fund invests may not be issuers with favorable ESG characteristics or high ESG ratings. The application of ESG factors may result in the Fund performing differently than its benchmark index and other funds in its peer group that do not consider ESG factors or consider different ESG  factors.

abrdn Multi Fund ETF | abrdn Ultra Short Municipal Income Active ETF | Interest Rate Risk
Prospectus [Line Items]
Risk [Text Block]
Interest Rate Risk – The Fund’s fixed income investments are subject to interest rate risk, which generally causes the value of a fixed income portfolio to decrease when interest rates rise resulting in a decrease in the Fund’s net assets. Interest rate fluctuations tend to have a greater impact on fixed income-securities with a greater time to maturity and/or lower coupon. A fund with a longer average portfolio duration will be more sensitive to changes in interest rates than a fund with a shorter average portfolio duration. In periods of market volatility, the market values of fixed income securities may be more sensitive to changes in interest rates.

abrdn Multi Fund ETF | abrdn Ultra Short Municipal Income Active ETF | Investment-Grade Debt Securities
Prospectus [Line Items]
Risk [Text Block]
Investment-Grade Debt Securities – Investment-grade debt securities are debt securities rated within the highest grades (AAA/Aaa through BBB-/Baa) by S&P or Moody’s rating services, and unrated securities of comparable quality. If a Fund invests, at the time of purchase, in a security that is investment-grade, it is possible that such security may be downgraded after its purchase so that it is no longer investment-grade.

abrdn Multi Fund ETF | abrdn Ultra Short Municipal Income Active ETF | Portfolio Turnover Risk
Prospectus [Line Items]
Risk [Text Block]
Portfolio Turnover Risk – The Fund may engage in active and frequent trading of portfolio securities to achieve its investment objective. High portfolio turnover may result in greater transaction costs which may reduce Fund performance. The sale of Fund portfolio securities may also result in greater realization and/or distribution to shareholders of gains or losses as compared to a fund with less active trading, which may include short-term gains taxable at ordinary income tax rates.

abrdn Multi Fund ETF | abrdn Ultra Short Municipal Income Active ETF | Tender Option Bonds Risk
Prospectus [Line Items]
Risk [Text Block]
Tender Option Bonds Risk – Tender option bonds are synthetic floating-rate or variable-rate securities issued when long–term bonds are purchased in the primary or secondary market and then deposited into a trust. Tender option bonds may be considered derivatives, and may expose the Fund to the same risks as investments in derivatives, as well as risks associated with leverage, especially the risk of increased volatility.

abrdn Multi Fund ETF | abrdn Ultra Short Municipal Income Active ETF | Valuation Risk
Prospectus [Line Items]
Risk [Text Block]
Valuation Risk – The price that the Fund could receive upon the sale of any particular portfolio investment may differ from the Fund’s valuation of the investment, particularly for securities that trade in thin or volatile markets or that are valued using a fair valuation methodology or a price provided by an independent pricing service. As a result, the price received upon the sale of an investment may be less than the value ascribed by the Fund, and the Fund could realize a greater than expected loss or lesser than expected gain upon the sale of the investment. The Fund’s ability to value its investments may also be impacted by technological issues and/or errors by pricing services or other third-party service providers.

abrdn Multi Fund ETF | abrdn Ultra Short Municipal Income Active ETF | Variable and Floating Rate Securities Risk
Prospectus [Line Items]
Risk [Text Block]
Variable and Floating Rate Securities Risk – For floating and variable rate obligations, there may be a lag between an actual change in the underlying interest rate benchmark and the reset time for an interest payment of such an obligation, which could harm or benefit the Fund, depending on the interest rate environment or other circumstances. Variable rate demand obligations (“VRDOs”) are floating rate securities that combine an interest in a long term municipal bond with a right to demand payment before maturity from a bank or other financial institution. If the bank or financial institution is unable to pay, the Fund may lose money.

abrdn Multi Fund ETF | abrdn Ultra Short Municipal Income Active ETF | Market Trading Risk
Prospectus [Line Items]
Risk [Text Block]
Market Trading Risk – There can be no assurance as to the price at which, or volume in which, it may at any time be possible to buy or sell Shares in the public trading market. Although the Shares are listed for trading on Nasdaq, there can be no assurance that an active trading market for such Shares will develop or be maintained. Although it is expected that the market price of the Shares will approximate the Fund’s NAV when purchased and sold in the secondary market, the Fund faces numerous market trading risks, including the potential lack of an active market for Shares, disruptions in the securities markets in which the Fund invests, periods of high market volatility and disruptions in the creation/redemption process. Any of these may lead to times when the market price of the Shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount).

abrdn Multi Fund ETF | abrdn Ultra Short Municipal Income Active ETF | Authorized Participants Risk
Prospectus [Line Items]
Risk [Text Block]
Authorized Participants Risk – The Fund has entered into Authorized Participant (AP) agreements with only a limited number of institutions. Should these APs cease to act as such or, for any reason, be unable to create or redeem Shares and new APs are not appointed in their place, Shares may trade at a discount to the Fund’s NAV and possibly face delisting.

abrdn Multi Fund ETF | abrdn Ultra Short Municipal Income Active ETF | Cash Transactions Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Cash Transactions Risk – Unlike certain exchange-traded funds (“ETFs”), the Fund expects to effect its redemptions primarily for cash, rather than primarily for in-kind securities. As such, investments in Shares may be less tax-efficient than an investment in a conventional ETF which generally are able to make in-kind redemptions and avoid realizing gains in connection with transactions designed to raise cash to meet redemption requests.

abrdn Multi Fund ETF | abrdn Ultra Short Municipal Income Active ETF | Liquidity Risk
Prospectus [Line Items]
Risk [Text Block]
Liquidity Risk – Generally, only APs may redeem Shares. Investors other than APs wishing to realize their Shares will generally need to rely on secondary trading in the public trading market. There can be no assurance as to the price at which, or volume in which, it may at any time be possible to realize Shares in the public trading market. Although the Shares are listed for trading on Nasdaq, there can be no assurance that an active trading market for such shares will develop or be maintained.

abrdn Multi Fund ETF | abrdn Ultra Short Municipal Income Active ETF | Transactions and Liquidity Risk
Prospectus [Line Items]
Risk [Text Block]
Transactions and Liquidity Risk. The Fund could experience a loss when selling securities to meet redemption requests and its liquidity may be negatively impacted. The risk of loss increases if the redemption requests are large or frequent, occur in times of overall market turmoil or declining prices for the securities sold, or when the securities the Fund wishes to or is required to sell are illiquid. To the extent a large proportion of Shares are held by a small number of shareholders (or a single shareholder), including funds or accounts over which the Adviser or its affiliates have investment discretion, the Fund is subject to the risk that these shareholders will purchase or redeem Shares in large amounts rapidly or unexpectedly, including as a result of an asset allocation decision made by the Adviser or its affiliates. To the extent these larger shareholders transact in the secondary market, such transactions may account for a large percentage of the Fund’s trading volume on the Exchange, which may have a material effect (upward or downward) on the market price of Shares. In addition to the other risks described in this section, these transactions could adversely affect the ability of the Fund to conduct its investment program. The Fund may be unable to sell illiquid securities at its desired time or price or the price at which the securities have been valued for purposes of the Fund’s NAV. Illiquidity can be caused by a drop in overall market trading volume, an inability to find a buyer, or legal restrictions on the securities’ resale. Certain securities that were liquid when purchased may later become illiquid, particularly in times of overall economic distress.
Similarly, large purchases of Shares may adversely affect the Fund’s performance to the extent that the Fund is delayed in investing new cash and is required to maintain a larger cash position than it ordinarily would. Large redemptions also could accelerate the realization of capital gains, increase the Fund’s transaction costs and impact the Fund’s performance. To the extent redemptions are effected in cash, an investment in the Fund may be less tax-efficient than an investment in an ETF that distributes portfolio securities entirely in-kind.